D

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account D

Annual Report

DECEMBER 31, 2008

Ohio National Variable Account D

Ohio National Financial Services®

1909 100 Years 2009

Life changes. We'll be there.®

W E A L T H B U I L D I N G O P P O R T U N I T Y Ohio National Variable Account D Annual Report D E C E M B E R 3 1 , 2008 Ohio National Variable Account D

THE OHIO NATIONAL LIFE INSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2008 Ohio National Variable Account D Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account D for 2008 and the prior periods presented. We’re pleased to share these results with you.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

John J. Palmer, FSA
Vice Chairman

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account D.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates contract purchase payments, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals, surrenders and death benefit payments, and surrender charges. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund Inc.:
Equity Subaccount 64,530 Shares (Cost $1,596,547)	$851,148	$851,148
Money Market Subaccount 278,030 Shares (Cost $2,780,297)	2,780,297	2,780,297
Bond Subaccount 45,436 Shares (Cost $497,524)	460,270	460,270
Omni Subaccount 47,744 Shares (Cost $739,994)	526,134	526,134
International Subaccount 108,429 Shares (Cost $1,201,905)	819,721	819,721
Capital Appreciation Subaccount 55,030 Shares (Cost $859,783)	679,620	679,620
Millennium Subaccount 44,025 Shares (Cost $886,371)	635,722	635,722
International Small-Mid Company Subaccount (b) 39,929 Shares (Cost $814,958)	530,651	530,651
Aggressive Growth Subaccount 36,291 Shares (Cost $254,556)	189,077	189,077
Small Cap Growth Subaccount 14,630 Shares (Cost $138,413)	95,974	95,974
Mid Cap Opportunity Subaccount 55,056 Shares (Cost $848,225)	603,417	603,417
S&P 500 Index Subaccount 177,249 Shares (Cost $2,250,665)	1,667,909	1,667,909
Strategic Value Subaccount (a) 23,893 Shares (Cost $257,359)	190,430	190,430
High Income Bond Subaccount 48,880 Shares (Cost $438,293)	353,405	353,405
Capital Growth Subaccount 11,815 Shares (Cost $221,463)	177,218	177,218
Nasdaq-100 Index Subaccount 45,229 Shares (Cost $182,859)	140,662	140,662
Bristol Subaccount 3,378 Shares (Cost $39,791)	27,801	27,801
Bryton Growth Subaccount 7,826 Shares (Cost $86,817)	63,079	63,079
U.S. Equity Subaccount 1,056 Shares (Cost $13,865)	8,354	8,354
Balanced Subaccount 1,531 Shares (Cost $17,054)	16,440	16,440

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund Inc.: (continued)
Target Equity/Income Subaccount 8 Shares (Cost $58)	$49	$49
Bristol Growth Subaccount 21 Shares (Cost $144)	128	128

Dow Target 10 Portfolios:
First Quarter Subaccount 499 Shares (Cost $5,292)	3,628	3,628
Second Quarter Subaccount 350 Shares (Cost $3,952)	2,605	2,605
Third Quarter Subaccount 389 Shares (Cost $3,869)	2,690	2,690
Fourth Quarter Subaccount 388 Shares (Cost $4,183)	3,228	3,228

Dow Target 5 Portfolios:
First Quarter Subaccount 6 Shares (Cost $71)	45	45
Second Quarter Subaccount 3 Shares (Cost $40)	23	23
Third Quarter Subaccount 13 Shares (Cost $130)	70	70
Fourth Quarter Subaccount 11 Shares (Cost $122)	84	84

Janus Adviser Series — Class S:
Large Cap Growth Subaccount 22,520 Shares (Cost $481,844)	363,027	363,027
Worldwide Subaccount 11,163 Shares (Cost $328,878)	221,253	221,253
Balanced Subaccount 43,244 Shares (Cost $1,076,730)	905,100	905,100
International Growth Subaccount 26,071 Shares (Cost $1,200,908)	701,567	701,567

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,209 Shares (Cost $23,172)	12,281	12,281
Small/Mid Cap Value Subaccount 56 Shares (Cost $663)	277	277
Discovery Subaccount 2,938 Shares (Cost $38,585)	32,875	32,875

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 27,035 Shares (Cost $299,702)	$215,473	$215,473
Structured U.S. Equity Subaccount 5,175 Shares (Cost $61,756)	41,352	41,352
Capital Growth Subaccount 9,116 Shares (Cost $96,227)	67,456	67,456

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 63,643 Shares (Cost $1,125,219)	522,508	522,508
Core Plus Fixed Income Subaccount 4,782 Shares (Cost $51,320)	47,386	47,386

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount (a) 71,046 Shares (Cost $1,330,361)	823,426	823,426
U.S. Small Cap Equity Subaccount (a) 57,847 Shares (Cost $728,279)	366,749	366,749
U.S. Strategic Equity Subaccount 2,794 Shares (Cost $25,999)	18,191	18,191
International Equity Subaccount 2,536 Shares (Cost $32,832)	20,869	20,869

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 59,419 Shares (Cost $1,681,070)	1,076,671	1,076,671
VIP Contrafund Subaccount 86,980 Shares (Cost $2,222,569)	1,316,875	1,316,875
VIP Growth Subaccount 11,657 Shares (Cost $387,478)	271,728	271,728
VIP Equity-Income Subaccount 17,749 Shares (Cost $407,367)	230,743	230,743

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 4,612 Shares (Cost $64,138)	36,944	36,944
Investors Growth Stock Subaccount 20,336 Shares (Cost $190,687)	141,335	141,335
Mid Cap Growth Subaccount 18,302 Shares (Cost $118,010)	58,568	58,568
Total Return Subaccount 29,191 Shares (Cost $571,930)	444,869	444,869

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

J.P. Morgan Series Trust II:
Small Company Subaccount 14,445 Shares (Cost $217,288)	$142,136	$142,136
Mid Cap Value Subaccount 15,996 Shares (Cost $408,449)	302,647	302,647

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 60,944 Shares (Cost $759,130)	686,232	686,232
Total Return Subaccount 46,865 Shares (Cost $485,682)	483,181	483,181
Global Bond Subaccount 30,618 Shares (Cost $386,137)	375,068	375,068

Calvert Variable Series Inc.:
Social Equity Subaccount 4,176 Shares (Cost $66,315)	54,081	54,081

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 321 Shares (Cost $12,029)	9,216	9,216

Royce Capital Fund:
Small-Cap Subaccount 118,567 Shares (Cost $1,079,694)	761,200	761,200
Micro-Cap Subaccount 49,418 Shares (Cost $531,546)	297,990	297,990

The Prudential Series Fund Inc.:
Jennison Subaccount 1,835 Shares (Cost $36,912)	26,538	26,538
Jennison 20/20 Focus Subaccount 35,533 Shares (Cost $454,604)	321,927	321,927

UBS Series Trust — Class I:
U.S. Allocation Subaccount 31 Shares (Cost $436)	296	296

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 138 Shares (Cost $2,700)	1,847	1,847
Investors Subaccount 1,360 Shares (Cost $20,158)	13,818	13,818

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 12,742 Shares (Cost $209,512)	$137,102	$137,102
Franklin Flex Cap Growth Securities Subaccount 1,161 Shares (Cost $12,947)	9,544	9,544
Franklin Income Securities Subaccount 34,593 Shares (Cost $517,064)	392,283	392,283

Van Kampen Universal Institutional Funds — Class II:
International Growth Equity Subaccount 62 Shares (Cost $440)	387	387
Capital Growth Subaccount (a) 36 Shares (Cost $440)	364	364

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 78 Shares (Cost $599)	721	721

Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount 451 Shares (Cost $4,166)	4,418	4,418
Ibbotson Income & Growth ETF Asset Allocation Subaccount 508 Shares (Cost $4,167)	4,439	4,439
Ibbotson Balanced ETF Asset Allocation Subaccount 11,205 Shares (Cost $100,800)	86,613	86,613
Ibbotson Growth ETF Asset Allocation Subaccount 748 Shares (Cost $6,237)	5,156	5,156
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount 311 Shares (Cost $2,235)	1,983	1,983

Totals	$22,886,589	$22,886,589

(a)	Name change was effective May 1, 2008:
Strategic Value subaccount formerly known as Blue Chip.
Emerging Markets Equity subaccount formerly known as Emerging Markets.
U.S. Small Cap Equity subaccount formerly known as Small Cap.
Capital Growth subaccount formerly known as Equity Growth.

(b)	Name change was effective September 1, 2008:
International Small-Mid Company subaccount formerly known as International Small Company.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$12,485	$51,638	$0	$16,164	$0	$6,350	$0	$0
Risk and administrative expense (note 2)	(19,620)	(38,689)	(7,014)	(9,508)	(17,254)	(13,110)	(12,362)	(12,240)

Net investment activity	(7,135)	12,949	(7,014)	6,656	(17,254)	(6,760)	(12,362)	(12,240)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(100,138)	(12)	2,579	(16,390)	(17,764)	49,674	24,374	30,536
Unrealized gain (loss)	(1,014,290)	0	(63,106)	(251,337)	(729,063)	(505,801)	(531,944)	(619,782)

Net gain (loss) on investments	(1,114,428)	(12)	(60,527)	(267,727)	(746,827)	(456,127)	(507,570)	(589,246)

Net increase (decrease) in contract owners’ equity from operations	$(1,121,563)	$12,937	$(67,541)	$(261,071)	$(764,081)	$(462,887)	$(519,932)	$(601,486)

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008
Investment activity:
Reinvested dividends	$0	$0	$0	$36,766	$10,976	$0	$0	$0
Risk and administrative expense (note 2)	(4,182)	(2,010)	(14,324)	(30,309)	(2,956)	(6,673)	(2,897)	(2,594)

Net investment activity	(4,182)	(2,010)	(14,324)	6,457	8,020	(6,673)	(2,897)	(2,594)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	17,781	2,905	83,832	34,805	(7,103)	17,723	6,103	889
Unrealized gain (loss)	(186,090)	(108,020)	(803,928)	(1,089,448)	(78,407)	(135,249)	(103,484)	(104,876)

Net gain (loss) on investments	(168,309)	(105,115)	(720,096)	(1,054,643)	(85,510)	(117,526)	(97,381)	(103,987)

Net increase (decrease) in contract owners’ equity from operations	$(172,491)	$(107,125)	$(734,420)	$(1,048,186)	$(77,490)	$(124,199)	$(100,278)	$(106,581)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
						Target
		Bryton			Income	Equity/	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008(a)	2008(a)
Investment activity:
Reinvested dividends	$338	$0	$126	$0	$0	$1	$0
Risk and administrative expense (note 2)	(467)	(972)	(142)	(185)	(163)	0	0

Net investment activity	(129)	(972)	(16)	(185)	(163)	1	0

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	259	252	(609)	(3,801)	(1,840)	0	(1)
Unrealized gain (loss)	(18,059)	(35,979)	(6,237)	(1,703)	(1,523)	(10)	(16)

Net gain (loss) on investments	(17,800)	(35,727)	(6,846)	(5,504)	(3,363)	(10)	(17)

Net increase (decrease) in contract owners’ equity from operations	$(17,929)	$(36,699)	$(6,862)	$(5,689)	$(3,526)	$(9)	$(17)

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(134)	(50)	(45)	(49)	(4)	(5)	(5)	(5)

Net investment activity	(134)	(50)	(45)	(49)	(4)	(5)	(5)	(5)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(816)	89	47	12	199	101	57	118
Unrealized gain (loss)	(2,740)	(2,316)	(1,856)	(1,512)	(362)	(332)	(339)	(310)

Net gain (loss) on investments	(3,556)	(2,227)	(1,809)	(1,500)	(163)	(231)	(282)	(192)

Net increase (decrease) in contract owners’ equity from operations	$(3,690)	$(2,277)	$(1,854)	$(1,549)	$(167)	$(236)	$(287)	$(197)

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

					Wells Fargo Advantage Variable
	Janus Adviser Series — Class S				Trust Funds
	Large Cap			International		Small/Mid
	Growth	Worldwide	Balanced	Growth	Opportunity	Cap Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$2,623	$1,949	$21,465	$96	$562	$0	$0
Risk and administrative expense (note 2)	(7,187)	(4,441)	(14,290)	(15,773)	(378)	(6)	(1,104)

Net investment activity	(4,564)	(2,492)	7,175	(15,677)	184	(6)	(1,104)

Reinvested capital gains	0	0	36,533	124,601	6,638	91	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	17,714	6,205	(3,373)	22,421	(6,532)	(3)	(2,842)
Unrealized gain (loss)	(282,163)	(193,612)	(217,770)	(814,286)	(13,866)	(311)	(42,983)

Net gain (loss) on investments	(264,449)	(187,407)	(221,143)	(791,865)	(20,398)	(314)	(45,825)

Net increase (decrease) in contract owners’ equity from operations	$(269,013)	$(189,899)	$(177,435)	$(682,941)	$(13,576)	$(229)	$(46,929)

				Van Kampen Universal
	Goldman Sachs Variable Insurance			Institutional Funds —		Lazard Retirement
	Trust — Institutional Shares			Class I		Series, Inc.
	Growth and	Structured	Capital	U.S.	Core Plus	Emerging	U.S. Small
	Income	U.S. Equity	Growth	Real Estate	Fixed Income	Markets Equity	Cap Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$5,806	$911	$126	$26,238	$1,686	$30,418	$0
Risk and administrative expense (note 2)	(3,693)	(767)	(1,436)	(10,160)	(498)	(17,651)	(6,998)

Net investment activity	2,113	144	(1,310)	16,078	1,188	12,767	(6,998)

Reinvested capital gains	29	511	0	287,759	0	86,374	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(13,567)	(1,606)	(3,567)	(89,760)	(1,188)	58,542	(130,269)
Unrealized gain (loss)	(97,752)	(24,749)	(51,049)	(528,852)	(4,276)	(939,094)	(97,225)

Net gain (loss) on investments	(111,319)	(26,355)	(54,616)	(618,612)	(5,464)	(880,552)	(227,494)

Net increase (decrease) in contract owners’ equity from operations	$(109,177)	$(25,700)	$(55,926)	$(314,775)	$(4,276)	$(781,411)	$(234,492)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

	Lazard Retirement		Fidelity Variable Insurance Products Fund —
	Series, Inc.		Service Class 2
	U.S. Strategic	International	VIP	VIP	VIP	VIP Equity-
	Equity	Equity	Mid Cap	Contrafund	Growth	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$190	$353	$4,021	$15,152	$2,471	$7,804
Risk and administrative expense (note 2)	(214)	(470)	(21,690)	(25,989)	(5,507)	(4,792)

Net investment activity	(24)	(117)	(17,669)	(10,837)	(3,036)	3,012

Reinvested capital gains	0	132	296,532	58,218	0	421

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,359)	(7,722)	(83,165)	(290,772)	9,845	(45,393)
Unrealized gain (loss)	(5,557)	(9,779)	(975,547)	(770,432)	(257,531)	(137,483)

Net gain (loss) on investments	(6,916)	(17,501)	(1,058,712)	(1,061,204)	(247,686)	(182,876)

Net increase (decrease) in contract owners’ equity from operations	$(6,940)	$(17,486)	$(779,849)	$(1,013,823)	$(250,722)	$(179,443)

					J.P. Morgan Series
	MFS Variable Insurance Trust — Service Class				Trust II
	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$498	$0	$16,813	$322	$4,408
Risk and administrative expense (note 2)	(976)	(2,354)	(1,268)	(7,652)	(2,324)	(5,142)

Net investment activity	(976)	(1,856)	(1,268)	9,161	(2,002)	(734)

Reinvested capital gains	14,713	8,303	12,902	36,662	18,089	29,883

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(15,713)	6,739	(528)	(22,245)	(8,021)	(23,418)
Unrealized gain (loss)	(35,289)	(91,628)	(72,573)	(172,635)	(75,042)	(145,760)

Net gain (loss) on investments	(51,002)	(84,889)	(73,101)	(194,880)	(83,063)	(169,178)

Net increase (decrease) in contract owners’ equity from operations	$(37,265)	$(78,442)	$(61,467)	$(149,057)	$(66,976)	$(140,029)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance Trust —			Variable	Fund —
	Administrative Shares			Series, Inc.	Service Shares	Royce Capital Fund
	Real	Total	Global	Social
	Return	Return	Bond	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$30,710	$24,955	$10,327	$0	$219	$6,127	$11,718
Risk and administrative expense (note 2)	(11,699)	(7,524)	(4,053)	(1,125)	(205)	(12,988)	(5,794)

Net investment activity	19,011	17,431	6,274	(1,125)	14	(6,861)	5,924

Reinvested capital gains	1,053	9,057	0	549	950	78,763	49,107

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,706)	598	(10,873)	(2,045)	68	(29,710)	(46,332)
Unrealized gain (loss)	(80,488)	(14,317)	(15,779)	(34,151)	(6,898)	(329,895)	(232,612)

Net gain (loss) on investments	(91,194)	(13,719)	(26,652)	(36,196)	(6,830)	(359,605)	(278,944)

Net increase (decrease) in contract owners’ equity from operations	$(71,130)	$12,769	$(20,378)	$(36,772)	$(5,866)	$(287,703)	$(223,913)

			Old Mutual	UBS Series
	The Prudential Series		Insurance	Trust —	Legg Mason Partners
	Fund, Inc.		Series Fund	Class I	Variable Equity Trust — Class I
		Jennison	Technology &	U.S.	Fundamental
	Jennison	20/20 Focus	Communications	Allocation	Value	Investors
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$22	$0	$0	$10	$59	$252
Risk and administrative expense (note 2)	(434)	(4,880)	(67)	(6)	(149)	(284)

Net investment activity	(412)	(4,880)	(67)	4	(90)	(32)

Reinvested capital gains	0	21,622	0	0	14	842

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(247)	(73,234)	3,210	1	(3,853)	(4,099)
Unrealized gain (loss)	(14,307)	(113,220)	(5,123)	(174)	254	(5,385)

Net gain (loss) on investments	(14,554)	(186,454)	(1,913)	(173)	(3,599)	(9,484)

Net increase (decrease) in contract owners’ equity from operations	$(14,966)	$(169,712)	$(1,980)	$(169)	$(3,675)	$(8,674)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

						Neuberger
				Van Kampen Universal		Berman Advisers
	Franklin Templeton Variable Insurance			Institutional Funds —		Management
	Products Trust — Class 2			Class II		Trust — S Class
	Templeton	Franklin Flex	Franklin	International
	Foreign	Cap Growth	Income	Growth	Capital	AMT
	Securities	Securities	Securities	Equity	Growth	Regency
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008(b)	2008(b)	2008(b)

Investment activity:
Reinvested dividends	$5,731	$9	$28,055	$0	$0	$0
Risk and administrative expense (note 2)	(3,273)	(109)	(6,576)	(1)	(1)	(1)

Net investment activity	2,458	(100)	21,479	(1)	(1)	(1)

Reinvested capital gains	23,457	0	11,747	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(33,759)	(13)	(65,992)	0	0	0
Unrealized gain (loss)	(104,318)	(3,583)	(137,063)	(53)	(76)	122

Net gain (loss) on investments	(138,077)	(3,596)	(203,055)	(53)	(76)	122

Net increase (decrease) in contract owners’ equity from operations	$(112,162)	$(3,696)	$(169,829)	$(54)	$(77)	$121

	Financial Investors Variable Insurance Trust — Class II:
		Ibbotson			Ibbotson
	Ibbotson	Income &	Ibbotson	Ibbotson	Aggressive
	Conservative	Growth	Balanced	Growth	Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation	Allocation	Allocation	Allocation	Allocation	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2008(b)	2008(b)	2008(b)	2008(b)	2008(b)	2008

Investment activity:
Reinvested dividends	$0	$0	$87	$6	$0	$397,043
Risk and administrative expense (note 2)	(10)	(9)	(736)	(21)	(19)	(420,692)

Net investment activity	(10)	(9)	(649)	(15)	(19)	(23,649)

Reinvested capital gains	1	0	19	1	0	1,215,573

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	0	0	(11,863)	(4)	(3,046)	(797,615)
Unrealized gain (loss)	252	272	(14,187)	(1,081)	(251)	(13,567,424)

Net gain (loss) on investments	252	272	(26,050)	(1,085)	(3,297)	(14,365,039)

Net increase (decrease) in contract owners’ equity from operations	$243	$263	$(26,680)	$(1,099)	$(3,316)	$(13,173,115)

(b)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,135)	$(33,625)	$12,949	$74,455	$(7,014)	$(7,687)	$6,656	$2,941
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(100,138)	144,400	(12)	(143)	2,579	7,307	(16,390)	7,412
Unrealized gain (loss)	(1,014,290)	(277,374)	0	0	(63,106)	13,464	(251,337)	37,468

Net increase (decrease) in contract owners’ equity from operations	(1,121,563)	(166,599)	12,937	74,312	(67,541)	13,084	(261,071)	47,821

Equity transactions:
Contract purchase payments	245,790	299,918	559,770	540,265	66,850	84,912	65,826	71,563
Transfers (to) and from other subaccounts	(166,069)	(359,828)	2,117,026	376,577	(49,392)	41,861	(46,353)	(34,960)
Transfers (to) and from fixed dollar contract	(60,617)	(8,944)	578,131	1,034,630	1,302	0	(6,962)	(30,130)
Withdrawals, surrenders and death benefit payments	(246,687)	(394,711)	(3,684,071)	(518,420)	(76,110)	(92,199)	(66,200)	(88,754)
Surrender charges (note 2)	0	(6,397)	(718)	(654)	(3)	0	0	(72)

Net equity transactions	(227,583)	(469,962)	(429,862)	1,432,398	(57,353)	34,574	(53,689)	(82,353)

Net change in contract owners’ equity	(1,349,146)	(636,561)	(416,925)	1,506,710	(124,894)	47,658	(314,760)	(34,532)
Contract owners’ equity:
Beginning of period	2,200,294	2,836,855	3,197,222	1,690,512	585,164	537,506	840,894	875,426

End of period	$851,148	$2,200,294	$2,780,297	$3,197,222	$460,270	$585,164	$526,134	$840,894

Change in units:
Beginning units	99,573	119,200	229,604	125,710	32,231	30,295	51,612	56,717

Units purchased	16,830	13,809	504,789	419,791	5,961	12,421	4,684	4,578
Units redeemed	(29,998)	(33,436)	(535,546)	(315,897)	(9,174)	(10,485)	(8,543)	(9,683)

Ending units	86,405	99,573	198,847	229,604	29,018	32,231	47,753	51,612

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
							International Small-Mid
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,254)	$(23,238)	$(6,760)	$(11,920)	$(12,362)	$(18,223)	$(12,240)	$(16,837)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(17,764)	27,478	49,674	50,438	24,374	37,668	30,536	121,065
Unrealized gain (loss)	(729,063)	124,674	(505,801)	(7,512)	(531,944)	274,794	(619,782)	53,917

Net increase (decrease) in contract owners’ equity from operations	(764,081)	128,914	(462,887)	31,006	(519,932)	294,239	(601,486)	158,145

Equity transactions:
Contract purchase payments	105,852	130,130	158,260	197,569	101,567	127,307	143,062	172,809
Transfers (to) and from other subaccounts	(110,905)	(1,452)	(118,510)	(67,805)	(51,512)	(52,768)	(193,156)	(48,954)
Transfers (to) and from fixed dollar contract	(748)	(410)	(4,198)	(729)	(16,739)	2,085	(13,966)	4,120
Withdrawals, surrenders and death benefit payments	(171,325)	(115,567)	(205,925)	(85,468)	(287,358)	(171,190)	(136,421)	(90,516)
Surrender charges (note 2)	(87)	(1,900)	0	(358)	(28)	(269)	0	(1,212)

Net equity transactions	(177,213)	10,801	(170,373)	43,209	(254,070)	(94,835)	(200,481)	36,247

Net change in contract owners’ equity	(941,294)	139,715	(633,260)	74,215	(774,002)	199,404	(801,967)	194,392
Contract owners’ equity:
Beginning of period	1,761,015	1,621,300	1,312,880	1,238,665	1,409,724	1,210,320	1,332,618	1,138,226

End of period	$819,721	$1,761,015	$679,620	$1,312,880	$635,722	$1,409,724	$530,651	$1,332,618

Change in units:
Beginning units	97,220	96,649	40,575	39,212	43,682	46,632	35,997	35,636

Units purchased	8,435	9,126	5,829	6,575	3,992	5,499	6,504	15,417
Units redeemed	(20,591)	(8,555)	(11,501)	(5,212)	(12,927)	(8,449)	(12,668)	(15,056)

Ending units	85,064	97,220	34,903	40,575	34,747	43,682	29,833	35,997

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,182)	$(5,432)	$(2,010)	$(3,778)	$(14,324)	$(22,548)	$6,457	$(900)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	17,781	12,511	2,905	18,423	83,832	96,684	34,805	102,683
Unrealized gain (loss)	(186,090)	89,481	(108,020)	17,486	(803,928)	171,939	(1,089,448)	17,762

Net increase (decrease) in contract owners’ equity from operations	(172,491)	96,560	(107,125)	32,131	(734,420)	246,075	(1,048,186)	119,545

Equity transactions:
Contract purchase payments	49,848	56,023	32,340	58,129	137,979	181,215	292,913	384,098
Transfers (to) and from other subaccounts	3,379	37,973	(4,126)	(565)	(90,737)	(24,777)	4,245	(167,136)
Transfers (to) and from fixed dollar contract	(228)	0	(69)	0	(14,478)	(4,718)	(15,247)	0
Withdrawals, surrenders and death benefit payments	(149,825)	(56,671)	(110,561)	(59,806)	(383,686)	(255,228)	(703,000)	(390,353)
Surrender charges (note 2)	(50)	0	0	(22)	(899)	(2,083)	(896)	(64)

Net equity transactions	(96,876)	37,325	(82,416)	(2,264)	(351,821)	(105,591)	(421,985)	(173,455)

Net change in contract owners’ equity	(269,367)	133,885	(189,541)	29,867	(1,086,241)	140,484	(1,470,171)	(53,910)
Contract owners’ equity:
Beginning of period	458,444	324,559	285,515	255,648	1,689,658	1,549,174	3,138,080	3,191,990

End of period	$189,077	$458,444	$95,974	$285,515	$603,417	$1,689,658	$1,667,909	$3,138,080

Change in units:
Beginning units	41,723	37,755	17,296	17,514	58,859	62,753	156,345	164,844

Units purchased	7,200	10,569	2,823	5,044	8,143	8,087	21,990	21,765
Units redeemed	(17,956)	(6,601)	(8,854)	(5,262)	(23,263)	(11,981)	(44,002)	(30,264)

Ending units	30,967	41,723	11,265	17,296	43,739	58,859	134,333	156,345

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,020	$(525)	$(6,673)	$(8,488)	$(2,897)	$(3,298)	$(2,594)	$(3,446)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(7,103)	7,880	17,723	28,391	6,103	10,385	889	25,433
Unrealized gain (loss)	(78,407)	(32,457)	(135,249)	(7,738)	(103,484)	15,225	(104,876)	17,986

Net increase (decrease) in contract owners’ equity from operations	(77,490)	(25,102)	(124,199)	12,165	(100,278)	22,312	(106,581)	39,973

Equity transactions:
Contract purchase payments	75,634	56,568	105,105	136,457	44,663	44,146	34,910	45,186
Transfers (to) and from other subaccounts	(8,624)	16,642	(159,772)	(17,296)	5,530	1,675	192	23,913
Transfers (to) and from fixed dollar contract	(1,118)	0	(18,499)	506	(5,991)	0	(3,384)	0
Withdrawals, surrenders and death benefit payments	(29,453)	(47,641)	(109,720)	(44,074)	(22,155)	(26,760)	(45,682)	(92,071)
Surrender charges (note 2)	0	(21)	(51)	(19)	0	0	0	0

Net equity transactions	36,439	25,548	(182,937)	75,574	22,047	19,061	(13,964)	(22,972)

Net change in contract owners’ equity	(41,051)	446	(307,136)	87,739	(78,231)	41,373	(120,545)	17,001
Contract owners’ equity:
Beginning of period	231,481	231,035	660,541	572,802	255,449	214,076	261,207	244,206

End of period	$190,430	$231,481	$353,405	$660,541	$177,218	$255,449	$140,662	$261,207

Change in units:
Beginning units	20,682	18,587	44,516	39,430	23,809	21,897	54,018	59,086

Units purchased	8,713	6,719	12,636	27,032	6,417	5,788	13,302	19,965
Units redeemed	(5,355)	(4,624)	(24,832)	(21,946)	(3,919)	(3,876)	(16,504)	(25,033)

Ending units	24,040	20,682	32,320	44,516	26,307	23,809	50,816	54,018

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(129)	$(295)	$(972)	$(885)	$(16)	$(48)	$(185)	$(131)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	259	500	252	2,858	(609)	97	(3,801)	141
Unrealized gain (loss)	(18,059)	1,998	(35,979)	3,561	(6,237)	650	(1,703)	849

Net increase (decrease) in contract owners’ equity from operations	(17,929)	2,203	(36,699)	5,534	(6,862)	699	(5,689)	859

Equity transactions:
Contract purchase payments	10,911	11,452	20,283	18,277	4,968	7,475	57,506	6,149
Transfers (to) and from other subaccounts	(2,699)	(2,778)	1,174	(4,423)	0	2,338	768	3,689
Transfers (to) and from fixed dollar contract	(512)	0	16,466	0	0	0	0	350
Withdrawals, surrenders and death benefit payments	(4,941)	0	(3,080)	(5,472)	(1,063)	(1,526)	(49,538)	(4,929)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	2,759	8,674	34,843	8,382	3,905	8,287	8,736	5,259

Net change in contract owners’ equity	(15,170)	10,877	(1,856)	13,916	(2,957)	8,986	3,047	6,118
Contract owners’ equity:
Beginning of period	42,971	32,094	64,935	51,019	11,311	2,325	13,393	7,275

End of period	$27,801	$42,971	$63,079	$64,935	$8,354	$11,311	$16,440	$13,393

Change in units:
Beginning units	2,903	2,305	5,221	4,447	828	190	1,013	610

Units purchased	922	792	3,572	1,597	457	754	6,283	819
Units redeemed	(624)	(194)	(292)	(823)	(94)	(116)	(5,571)	(416)

Ending units	3,201	2,903	8,501	5,221	1,191	828	1,725	1,013

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
			Target	Bristol
	Income Opportunity		Equity/Income	Growth
	Subaccount		Subaccount	Subaccount
	2008	2007	2008(a)	2008(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(163)	$(185)	$1	$0
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(1,840)	121	0	(1)
Unrealized gain (loss)	(1,523)	980	(10)	(16)

Net increase (decrease) in contract owners’ equity from operations	(3,526)	916	(9)	(17)

Equity transactions:
Contract purchase payments	1,062	3,319	60	149
Transfers (to) and from other subaccounts	(8,669)	(33)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0
Withdrawals, surrenders and death benefit payments	(5,058)	966	(2)	(4)
Surrender charges (note 2)	0	0	0	0

Net equity transactions	(12,665)	4,252	58	145

Net change in contract owners’ equity	(16,191)	5,168	49	128
Contract owners’ equity:
Beginning of period	16,191	11,023	0	0

End of period	$0	$16,191	$49	$128

Change in units:
Beginning units	1,388	1,010	0	0

Units purchased	99	479	9	23
Units redeemed	(1,487)	(101)	0	(1)

Ending units	0	1,388	9	22

(a)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(134)	$(80)	$(50)	$(66)	$(45)	$(54)	$(49)	$(55)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(816)	16	89	13	47	41	12	28
Unrealized gain (loss)	(2,740)	13	(2,316)	159	(1,856)	137	(1,512)	97

Net increase (decrease) in contract owners’ equity from operations	(3,690)	(51)	(2,277)	106	(1,854)	124	(1,549)	70

Equity transactions:
Contract purchase payments	624	598	587	1,168	867	1,009	581	904
Transfers (to) and from other subaccounts	1,429	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(504)	(2)	(902)	(3)	(874)	(186)	(560)	(128)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	1,549	596	(315)	1,165	(7)	823	21	776

Net change in contract owners’ equity	(2,141)	545	(2,592)	1,271	(1,861)	947	(1,528)	846
Contract owners’ equity:
Beginning of period	5,769	5,224	5,197	3,926	4,551	3,604	4,756	3,910

End of period	$3,628	$5,769	$2,605	$5,197	$2,690	$4,551	$3,228	$4,756

Change in units:
Beginning units	458	412	327	256	296	244	307	258

Units purchased	674	46	45	71	66	64	58	57
Units redeemed	(665)	0	(63)	0	(63)	(12)	(40)	(8)

Ending units	467	458	309	327	299	296	325	307

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4)	$(26)	$(5)	$(29)	$(5)	$(24)	$(5)	$(23)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	199	130	101	194	57	21	118	94
Unrealized gain (loss)	(362)	(81)	(332)	(106)	(339)	96	(310)	36

Net increase (decrease) in contract owners’ equity from operations	(167)	23	(236)	59	(287)	93	(197)	107

Equity transactions:
Contract purchase payments	49	535	0	828	48	759	0	140
Transfers (to) and from other subaccounts	0	606	0	0	0	0	0	(606)
Transfers (to) and from fixed dollar contract	0	(707)	0	(234)	0	(49)	0	0
Withdrawals, surrenders and death benefit payments	(1,724)	(1)	(1,904)	(1)	(1,897)	(63)	(1,504)	(43)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(1,675)	433	(1,904)	593	(1,849)	647	(1,504)	(509)

Net change in contract owners’ equity	(1,842)	456	(2,140)	652	(2,136)	740	(1,701)	(402)
Contract owners’ equity:
Beginning of period	1,887	1,431	2,163	1,511	2,206	1,466	1,785	2,187

End of period	$45	$1,887	$23	$2,163	$70	$2,206	$84	$1,785

Change in units:
Beginning units	117	90	124	90	164	117	98	127

Units purchased	3	70	0	91	4	55	0	8
Units redeemed	(115)	(43)	(121)	(57)	(157)	(8)	(90)	(37)

Ending units	5	117	3	124	11	164	8	98

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Adviser Series — Class S
	Large Cap Growth		Worldwide		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,564)	$(9,047)	$(2,492)	$(6,425)	$7,175	$8,497	$(15,677)	$(375)
Reinvested capital gains	0	0	0	0	36,533	107,388	124,601	73,104
Realized gain (loss)	17,714	39,339	6,205	37,066	(3,373)	16,023	22,421	94,888
Unrealized gain (loss)	(282,163)	60,975	(193,612)	15,261	(217,770)	(31,854)	(814,286)	69,650

Net increase (decrease) in contract owners’ equity from operations	(269,013)	91,267	(189,899)	45,902	(177,435)	100,054	(682,941)	237,267

Equity transactions:
Contract purchase payments	76,023	130,356	37,962	51,792	142,032	184,545	269,629	229,833
Transfers (to) and from other subaccounts	(21,776)	(3,854)	(43,455)	12,571	(85,230)	24,739	(203,652)	240,412
Transfers (to) and from fixed dollar contract	(15,734)	0	(1,314)	937	(22,577)	0	(31,389)	(13,040)
Withdrawals, surrenders and death benefit payments	(205,067)	(163,554)	(75,125)	(162,856)	(297,716)	(137,172)	(185,069)	(68,340)
Surrender charges (note 2)	(44)	0	(767)	(135)	(1,681)	(503)	(39)	(663)

Net equity transactions	(166,598)	(37,052)	(82,699)	(97,691)	(265,172)	71,609	(150,520)	388,202

Net change in contract owners’ equity	(435,611)	54,215	(272,598)	(51,789)	(442,607)	171,663	(833,461)	625,469
Contract owners’ equity:
Beginning of period	798,638	744,423	493,851	545,640	1,347,707	1,176,044	1,535,028	909,559

End of period	$363,027	$798,638	$221,253	$493,851	$905,100	$1,347,707	$701,567	$1,535,028

Change in units:
Beginning units	87,937	92,040	48,042	57,039	97,075	91,807	49,647	36,612

Units purchased	12,770	19,414	4,904	7,822	14,654	17,687	25,667	26,162
Units redeemed	(33,646)	(23,517)	(13,495)	(16,819)	(34,159)	(12,419)	(30,203)	(13,127)

Ending units	67,061	87,937	39,451	48,042	77,570	97,075	45,111	49,647

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Wells Fargo Advantage Variable Trust Funds
			Small/Mid
	Opportunity		Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$184	$(1,478)	$(6)	$(7)	$(1,104)	$(2,136)
Reinvested capital gains	6,638	7,065	91	89	0	0
Realized gain (loss)	(6,532)	70,230	(3)	0	(2,842)	49,601
Unrealized gain (loss)	(13,866)	(56,335)	(311)	(93)	(42,983)	(14,430)

Net increase (decrease) in contract owners’ equity from operations	(13,576)	19,482	(229)	(11)	(46,929)	33,035

Equity transactions:
Contract purchase payments	0	11,974	0	0	0	8,548
Transfers (to) and from other subaccounts	(5,019)	(193,144)	0	0	(7,785)	(141,373)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(5,266)	(98,110)	0	0	(19,854)	(29,311)
Surrender charges (note 2)	0	0	0	0	0	(56)

Net equity transactions	(10,285)	(279,280)	0	0	(27,639)	(162,192)

Net change in contract owners’ equity	(23,861)	(259,798)	(229)	(11)	(74,568)	(129,157)
Contract owners’ equity:
Beginning of period	36,142	295,940	506	517	107,443	236,600

End of period	$12,281	$36,142	$277	$506	$32,875	$107,443

Change in units:
Beginning units	2,297	19,785	29	29	10,237	27,206

Units purchased	0	767	0	0	0	1,153
Units redeemed	(976)	(18,255)	0	0	(4,531)	(18,122)

Ending units	1,321	2,297	29	29	5,706	10,237

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,113	$1,989	$144	$(1,156)	$(1,310)	$(1,475)
Reinvested capital gains	29	36,089	511	6,098	0	0
Realized gain (loss)	(13,567)	9,819	(1,606)	17,030	(3,567)	4,522
Unrealized gain (loss)	(97,752)	(49,135)	(24,749)	(24,958)	(51,049)	6,947

Net increase (decrease) in contract owners’ equity from operations	(109,177)	(1,238)	(25,700)	(2,986)	(55,926)	9,994

Equity transactions:
Contract purchase payments	36,934	34,147	10,209	17,145	18,702	30,272
Transfers (to) and from other subaccounts	(29,957)	25,374	(376)	(73,018)	(79)	16,959
Transfers (to) and from fixed dollar contract	183	17,982	(1,384)	100	(149)	0
Withdrawals, surrenders and death benefit payments	(57,115)	(25,128)	(19,703)	(20,683)	(27,301)	(25,226)
Surrender charges (note 2)	0	0	(68)	(31)	(22)	0

Net equity transactions	(49,955)	52,375	(11,322)	(76,487)	(8,849)	22,005

Net change in contract owners’ equity	(159,132)	51,137	(37,022)	(79,473)	(64,775)	31,999
Contract owners’ equity:
Beginning of period	374,605	323,468	78,374	157,847	132,231	100,232

End of period	$215,473	$374,605	$41,352	$78,374	$67,456	$132,231

Change in units:
Beginning units	27,134	23,462	7,302	14,273	13,315	10,966

Units purchased	9,241	6,949	1,204	1,963	2,891	5,091
Units redeemed	(12,215)	(3,277)	(2,308)	(8,934)	(4,386)	(2,742)

Ending units	24,160	27,134	6,198	7,302	11,820	13,315

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal Institutional
	Funds — Class I
			Core Plus
	U.S. Real Estate		Fixed Income
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$16,078	$(2,326)	$1,188	$887
Reinvested capital gains	287,759	89,366	0	0
Realized gain (loss)	(89,760)	49,301	(1,188)	(245)
Unrealized gain (loss)	(528,852)	(331,612)	(4,276)	492

Net increase (decrease) in contract owners’ equity from operations	(314,775)	(195,271)	(4,276)	1,134

Equity transactions:
Contract purchase payments	150,276	174,212	17,144	17,940
Transfers (to) and from other subaccounts	(33,654)	(96,474)	7,921	(28,953)
Transfers (to) and from fixed dollar contract	(26,471)	760	0	0
Withdrawals, surrenders and death benefit payments	(91,423)	(106,942)	(1,871)	(2,479)
Surrender charges (note 2)	(29)	(4,728)	0	0

Net equity transactions	(1,301)	(33,172)	23,194	(13,492)

Net change in contract owners’ equity	(316,076)	(228,443)	18,918	(12,358)
Contract owners’ equity:
Beginning of period	838,584	1,067,027	28,468	40,826

End of period	$522,508	$838,584	$47,386	$28,468

Change in units:
Beginning units	25,998	27,066	2,509	3,744

Units purchased	8,691	8,970	2,380	1,699
Units redeemed	(8,251)	(10,038)	(175)	(2,934)

Ending units	26,438	25,998	4,714	2,509

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Lazard Retirement Series, Inc.
	Emerging Markets		U.S. Small Cap		U.S. Strategic		International
	Equity		Equity		Equity		Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$12,767	$(2,241)	$(6,998)	$(11,289)	$(24)	$21	$(117)	$681
Reinvested capital gains	86,374	251,334	0	318,748	0	2,213	132	9,260
Realized gain (loss)	58,542	116,017	(130,269)	8,035	(1,359)	127	(7,722)	(182)
Unrealized gain (loss)	(939,094)	51,613	(97,225)	(384,516)	(5,557)	(2,828)	(9,779)	(5,260)

Net increase (decrease) in contract owners’ equity from operations	(781,411)	416,723	(234,492)	(69,022)	(6,940)	(467)	(17,486)	4,499

Equity transactions:
Contract purchase payments	189,209	204,711	88,798	105,700	17,546	9,336	10,038	18,424
Transfers (to) and from other subaccounts	(132,212)	(33,547)	(88,087)	(79,227)	(1,306)	(2,227)	0	(6,787)
Transfers (to) and from fixed dollar contract	(6,156)	5,727	0	330	0	0	0	0
Withdrawals, surrenders and death benefit payments	(230,923)	(155,763)	(157,805)	(55,611)	(2,326)	(1,323)	(14,173)	(17,257)
Surrender charges (note 2)	(83)	(249)	(45)	(10)	0	0	0	0

Net equity transactions	(180,165)	20,879	(157,139)	(28,818)	13,914	5,786	(4,135)	(5,620)

Net change in contract owners’ equity	(961,576)	437,602	(391,631)	(97,840)	6,974	5,319	(21,621)	(1,121)
Contract owners’ equity:
Beginning of period	1,785,002	1,347,400	758,380	856,220	11,217	5,898	42,490	43,611

End of period	$823,426	$1,785,002	$366,749	$758,380	$18,191	$11,217	$20,869	$42,490

Change in units:
Beginning units	48,511	48,160	38,395	39,689	935	480	2,813	3,156

Units purchased	10,481	14,333	5,403	5,347	1,825	741	840	1,569
Units redeemed	(14,758)	(13,982)	(14,173)	(6,641)	(385)	(286)	(1,429)	(1,912)

Ending units	44,234	48,511	29,625	38,395	2,375	935	2,224	2,813

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,669)	$(18,632)	$(10,837)	$(12,221)	$(3,036)	$(4,508)	$3,012	$2,637
Reinvested capital gains	296,532	176,960	58,218	605,298	0	324	421	41,595
Realized gain (loss)	(83,165)	101,851	(290,772)	108,509	9,845	24,559	(45,393)	7,631
Unrealized gain (loss)	(975,547)	10,415	(770,432)	(379,954)	(257,531)	82,671	(137,483)	(56,808)

Net increase (decrease) in contract owners’ equity from operations	(779,849)	270,594	(1,013,823)	321,632	(250,722)	103,046	(179,443)	(4,945)

Equity transactions:
Contract purchase payments	305,191	340,334	407,503	418,656	120,425	113,179	83,357	73,215
Transfers (to) and from other subaccounts	(323,447)	(40,040)	(242,986)	98,121	(30,543)	1,179	(105,572)	31,732
Transfers (to) and from fixed dollar contract	6,694	1,524	(5,460)	(1,193)	8,100	0	3,512	1,924
Withdrawals, surrenders and death benefit payments	(364,862)	(201,742)	(281,929)	(329,894)	(93,386)	(94,568)	(64,067)	(17,045)
Surrender charges (note 2)	(151)	(479)	(836)	(9,139)	(832)	0	(41)	0

Net equity transactions	(376,575)	99,597	(123,708)	176,551	3,764	19,790	(82,811)	89,826

Net change in contract owners’ equity	(1,156,424)	370,191	(1,137,531)	498,183	(246,958)	122,836	(262,254)	84,881
Contract owners’ equity:
Beginning of period	2,233,095	1,862,904	2,454,406	1,956,223	518,686	395,850	492,997	408,116

End of period	$1,076,671	$2,233,095	$1,316,875	$2,454,406	$271,728	$518,686	$230,743	$492,997

Change in units:
Beginning units	96,115	91,242	164,046	151,318	60,464	57,664	32,721	27,065

Units purchased	24,499	32,416	73,552	71,561	20,073	16,990	10,892	14,070
Units redeemed	(42,841)	(27,543)	(81,933)	(58,833)	(19,606)	(14,190)	(16,470)	(8,414)

Ending units	77,773	96,115	155,665	164,046	60,931	60,464	27,143	32,721

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	MFS Variable Insurance Trust - Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(976)	$(1,180)	$(1,856)	$(2,926)	$(1,268)	$(1,493)	$9,161	$7,543
Reinvested capital gains	14,713	5,935	8,303	0	12,902	4,018	36,662	18,803
Realized gain (loss)	(15,713)	742	6,739	2,264	(528)	1,336	(22,245)	19,613
Unrealized gain (loss)	(35,289)	(5,876)	(91,628)	21,158	(72,573)	4,108	(172,635)	(25,164)

Net increase (decrease) in contract owners’ equity from operations	(37,265)	(379)	(78,442)	20,496	(61,467)	7,969	(149,057)	20,795

Equity transactions:
Contract purchase payments	9,597	13,176	19,780	23,507	14,780	13,493	98,949	123,695
Transfers (to) and from other subaccounts	(6,026)	14,514	0	(268)	(967)	(5,166)	(147,320)	(145,939)
Transfers (to) and from fixed dollar contract	0	230	0	0	(146)	0	(7,057)	0
Withdrawals, surrenders and death benefit payments	(29,012)	(159)	(45,312)	(13,067)	(7,260)	(4,248)	(101,102)	(83,765)
Surrender charges (note 2)	0	0	0	0	0	0	(105)	0

Net equity transactions	(25,441)	27,761	(25,532)	10,172	6,407	4,079	(156,635)	(106,009)

Net change in contract owners’ equity	(62,706)	27,382	(103,974)	30,668	(55,060)	12,048	(305,692)	(85,214)
Contract owners’ equity:
Beginning of period	99,650	72,268	245,309	214,641	113,628	101,580	750,561	835,775

End of period	$36,944	$99,650	$141,335	$245,309	$58,568	$113,628	$444,869	$750,561

Change in units:
Beginning units	7,978	5,837	20,701	19,841	10,895	10,524	54,670	62,425

Units purchased	1,627	2,514	2,409	2,054	1,729	1,621	9,231	9,566
Units redeemed	(4,648)	(373)	(3,928)	(1,194)	(865)	(1,250)	(21,621)	(17,321)

Ending units	4,957	7,978	19,182	20,701	11,759	10,895	42,280	54,670

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,002)	$(2,877)	$(734)	$(2,322)
Reinvested capital gains	18,089	9,462	29,883	21,252
Realized gain (loss)	(8,021)	7,347	(23,418)	39,438
Unrealized gain (loss)	(75,042)	(28,313)	(145,760)	(58,833)

Net increase (decrease) in contract owners’ equity from operations	(66,976)	(14,381)	(140,029)	(465)

Equity transactions:
Contract purchase payments	47,342	48,402	87,752	124,952
Transfers (to) and from other subaccounts	(11,463)	(27,824)	(49,067)	35,970
Transfers (to) and from fixed dollar contract	(3,799)	100	(8,170)	138
Withdrawals, surrenders and death benefit payments	(18,504)	(26,400)	(97,723)	(137,728)
Surrender charges (note 2)	(76)	0	(16)	(5,775)

Net equity transactions	13,500	(5,722)	(67,224)	17,557

Net change in contract owners’ equity	(53,476)	(20,103)	(207,253)	17,092
Contract owners’ equity:
Beginning of period	195,612	215,715	509,900	492,808

End of period	$142,136	$195,612	$302,647	$509,900

Change in units:
Beginning units	12,477	12,806	24,387	23,825

Units purchased	3,710	3,258	12,535	12,911
Units redeemed	(2,676)	(3,587)	(14,957)	(12,349)

Ending units	13,511	12,477	21,965	24,387

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Calvert Variable
	PIMCO Variable Insurance Trust — Administrative Shares						Series Inc.
	Real Return		Total Return		Global Bond		Social Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$19,011	$27,184	$17,431	$14,052	$6,274	$2,972	$(1,125)	$(1,232)
Reinvested capital gains	1,053	2,042	9,057	0	0	394	549	4,783
Realized gain (loss)	(10,706)	(8,206)	598	(448)	(10,873)	(607)	(2,045)	1,088
Unrealized gain (loss)	(80,488)	52,223	(14,317)	17,107	(15,779)	9,571	(34,151)	2,793

Net increase (decrease) in contract owners’ equity from operations	(71,130)	73,243	12,769	30,711	(20,378)	12,330	(36,772)	7,432

Equity transactions:
Contract purchase payments	149,357	136,275	101,980	87,626	67,856	44,146	9,029	6,362
Transfers (to) and from other subaccounts	704	97,299	106,798	114,885	167,989	25,386	0	(254)
Transfers (to) and from fixed dollar contract	(42,252)	5,697	(46,568)	2,660	29,257	2,098	0	0
Withdrawals, surrenders and death benefit payments	(213,680)	(164,597)	(167,143)	(60,772)	(56,934)	(29,766)	(15,526)	(2,624)
Surrender charges (note 2)	0	0	(748)	0	(30)	0	0	0

Net equity transactions	(105,871)	74,674	(5,681)	144,399	208,138	41,864	(6,497)	3,484

Net change in contract owners’ equity	(177,001)	147,917	7,088	175,110	187,760	54,194	(43,269)	10,916
Contract owners’ equity:
Beginning of period	863,233	715,316	476,093	300,983	187,308	133,114	97,350	86,434

End of period	$686,232	$863,233	$483,181	$476,093	$375,068	$187,308	$54,081	$97,350

Change in units:
Beginning units	65,956	59,675	38,871	26,369	14,121	10,866	11,516	11,095

Units purchased	26,568	27,936	31,859	23,150	29,072	6,161	1,285	858
Units redeemed	(35,361)	(21,655)	(32,581)	(10,648)	(14,291)	(2,906)	(2,702)	(437)

Ending units	57,163	65,956	38,149	38,871	28,902	14,121	10,099	11,516

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dreyfus Variable
	Investment Fund —
	Service Shares		Royce Capital Fund
	Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14	$57	$(6,861)	$(14,744)	$5,924	$1,083
Reinvested capital gains	950	0	78,763	50,574	49,107	41,449
Realized gain (loss)	68	1,536	(29,710)	31,589	(46,332)	23,084
Unrealized gain (loss)	(6,898)	(46)	(329,895)	(116,411)	(232,612)	(58,704)

Net increase (decrease) in contract owners’ equity from operations	(5,866)	1,547	(287,703)	(48,992)	(223,913)	6,912

Equity transactions:
Contract purchase payments	2,595	4,012	174,378	232,039	105,032	119,986
Transfers (to) and from other subaccounts	0	(9,860)	(118,125)	(23,465)	5,386	10,832
Transfers (to) and from fixed dollar contract	0	(1,401)	1,362	10	(9,057)	5,454
Withdrawals, surrenders and death benefit payments	(15,373)	(995)	(95,100)	(151,267)	(71,026)	(45,308)
Surrender charges (note 2)	0	0	0	(6,992)	0	(1,777)

Net equity transactions	(12,778)	(8,244)	(37,485)	50,325	30,335	89,187

Net change in contract owners’ equity	(18,644)	(6,697)	(325,188)	1,333	(193,578)	96,099
Contract owners’ equity:
Beginning of period	27,860	34,557	1,086,388	1,085,055	491,568	395,469

End of period	$9,216	$27,860	$761,200	$1,086,388	$297,990	$491,568

Change in units:
Beginning units	1,855	2,426	53,523	51,615	22,078	18,221

Units purchased	203	274	16,635	18,825	14,118	12,062
Units redeemed	(1,173)	(845)	(17,960)	(16,917)	(12,284)	(8,205)

Ending units	885	1,855	52,198	53,523	23,912	22,078

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

					Old Mutual Insurance
	The Prudential Series Fund, Inc.				Series Fund
					Technology &
	Jennison		Jennison 20/20 Focus		Communications
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(412)	$(483)	$(4,880)	$(4,028)	$(67)	$(187)
Reinvested capital gains	0	0	21,622	36,303	0	0
Realized gain (loss)	(247)	1,400	(73,234)	23,207	3,210	645
Unrealized gain (loss)	(14,307)	2,658	(113,220)	(32,777)	(5,123)	3,088

Net increase (decrease) in contract owners’ equity from operations	(14,966)	3,575	(169,712)	22,705	(1,980)	3,546

Equity transactions:
Contract purchase payments	8,829	12,448	88,741	97,752	0	365
Transfers (to) and from other subaccounts	0	(829)	59,585	128,364	0	(4,935)
Transfers (to) and from fixed dollar contract	0	0	(4,529)	0	0	0
Withdrawals, surrenders and death benefit payments	(3,480)	295	(50,768)	(16,253)	(12,952)	0
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	5,349	11,914	93,029	209,863	(12,952)	(4,570)

Net change in contract owners’ equity	(9,617)	15,489	(76,683)	232,568	(14,932)	(1,024)
Contract owners’ equity:
Beginning of period	36,155	20,666	398,610	166,042	14,932	15,956

End of period	$26,538	$36,155	$321,927	$398,610	$0	$14,932

Change in units:
Beginning units	2,512	1,580	21,812	9,871	888	1,248

Units purchased	767	1,824	32,845	24,919	0	28
Units redeemed	(287)	(892)	(25,193)	(12,978)	(888)	(388)

Ending units	2,992	2,512	29,464	21,812	0	888

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	UBS Series
	Trust — Class I		Legg Mason Partners Variable Equity Trust — Class I (note 4)
	U.S. Allocation		All Cap	Fundamental Value		Investors
	Subaccount		Subaccount	Subaccount		Subaccount
	2008	2007	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4	$23	$(2)	$(90)	$182	$(32)	$230
Reinvested capital gains	0	0	76	14	864	842	604
Realized gain (loss)	1	146	83	(3,853)	321	(4,099)	367
Unrealized gain (loss)	(174)	(171)	(87)	254	(1,107)	(5,385)	(995)

Net increase (decrease) in contract owners’ equity from operations	(169)	(2)	70	(3,675)	260	(8,674)	206

Equity transactions:
Contract purchase payments	0	264	252	4,713	6,217	15,377	13,610
Transfers (to) and from other subaccounts	0	(414)	(1,569)	(17,330)	12,545	(16,999)	10,838
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(179)	0
Withdrawals, surrenders and death benefit payments	0	(1,265)	0	(883)	0	(1,467)	(64)
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	0	(1,415)	(1,317)	(13,500)	18,762	(3,268)	24,384

Net change in contract owners’ equity	(169)	(1,417)	(1,247)	(17,175)	19,022	(11,942)	24,590
Contract owners’ equity:
Beginning of period	465	1,882	1,247	19,022	0	25,760	1,170

End of period	$296	$465	$0	$1,847	$19,022	$13,818	$25,760

Change in units:
Beginning units	34	138	98	1,495	0	1,957	91

Units purchased	0	19	19	412	2,027	1,377	2,429
Units redeemed	0	(123)	(117)	(1,675)	(532)	(1,681)	(563)

Ending units	34	34	0	232	1,495	1,653	1,957

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,458	$1,126	$(100)	$(26)	$21,479	$10,562
Reinvested capital gains	23,457	8,350	0	0	11,747	3,248
Realized gain (loss)	(33,759)	4,373	(13)	71	(65,992)	6,376
Unrealized gain (loss)	(104,318)	14,963	(3,583)	148	(137,063)	(13,472)

Net increase (decrease) in contract owners’ equity from operations	(112,162)	28,812	(3,696)	193	(169,829)	6,714

Equity transactions:
Contract purchase payments	36,910	41,857	8,670	3,929	71,761	77,076
Transfers (to) and from other subaccounts	31,410	122,622	0	689	119,351	172,243
Transfers (to) and from fixed dollar contract	(11,994)	1,408	0	0	(29,024)	1,658
Withdrawals, surrenders and death benefit payments	(86,439)	(23,413)	(686)	(504)	(160,266)	(20,411)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(30,113)	142,474	7,984	4,114	1,822	230,566

Net change in contract owners’ equity	(142,275)	171,286	4,288	4,307	(168,007)	237,280
Contract owners’ equity:
Beginning of period	279,377	108,091	5,256	949	560,290	323,010

End of period	$137,102	$279,377	$9,544	$5,256	$392,283	$560,290

Change in units:
Beginning units	18,299	8,065	403	82	45,247	26,702

Units purchased	9,286	12,495	799	363	35,837	33,044
Units redeemed	(12,319)	(2,261)	(56)	(42)	(35,439)	(14,499)

Ending units	15,266	18,299	1,146	403	45,645	45,247

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

			Neuberger
			Berman
	Van Kampen Universal		Advisers
	Institutional Funds —		Management	Financial Investors Variable Insurance
	Class II		Trust — S Class	Trust — Class II
				Ibbotson	Ibbotson	Ibbotson
	International			Conservative	Income & Growth	Balanced
	Growth	Capital	AMT	ETF Asset	ETF Asset	ETF Asset
	Equity	Growth	Regency	Allocation	Allocation	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008(b)	2008(b)	2008(b)	2008(b)	2008(b)	2008(b)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1)	$(1)	$(1)	$(10)	$(9)	$(649)
Reinvested capital gains	0	0	0	1	0	19
Realized gain (loss)	0	0	0	0	0	(11,863)
Unrealized gain (loss)	(53)	(76)	122	252	272	(14,187)

Net increase (decrease) in contract owners’ equity from
operations	(54)	(77)	121	243	263	(26,680)

Equity transactions:
Contract purchase payments	441	441	600	4,175	4,176	64,255
Transfers (to) and from other subaccounts	0	0	0	0	0	92,526
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	0	0	0	0	(43,488)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	441	441	600	4,175	4,176	113,293

Net change in contract owners’ equity	387	364	721	4,418	4,439	86,613
Contract owners’ equity:
Beginning of period	0	0	0	0	0	0

End of period	$387	$364	$721	$4,418	$4,439	$86,613

Change in units:
Beginning units	0	0	0	0	0	0

Units purchased	76	71	133	473	531	18,736
Units redeemed	0	0	0	0	0	(7,089)

Ending units	76	71	133	473	531	11,647

(b)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Financial Investors Variable Insurance Trust — Class II
		Ibbotson
	Ibbotson	Aggressive
	Growth	Growth
	ETF Asset	ETF Asset
	Allocation	Allocation
	Subaccount	Subaccount	Total Subaccounts
	2008(c)	2008(c)	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(15)	$(19)	$(23,649)	$(109,540)
Reinvested capital gains	1	0	1,215,573	1,933,088
Realized gain (loss)	(4)	(3,046)	(797,615)	1,612,155
Unrealized gain (loss)	(1,081)	(251)	(13,567,424)	(736,394)

Net increase (decrease) in contract owners’ equity from operations	(1,099)	(3,316)	(13,173,115)	2,699,309

Equity transactions:
Contract purchase payments	1,769	2,241	5,500,568	6,044,668
Transfers (to) and from other subaccounts	4,486	3,058	0	0
Transfers (to) and from fixed dollar contract	0	0	208,842	1,028,873
Withdrawals, surrenders and death benefit payments	0	0	(9,990,839)	(5,036,132)
Surrender charges (note 2)	0	0	(8,345)	(43,608)

Net equity transactions	6,255	5,299	(4,289,774)	1,993,801

Net change in contract owners’ equity	5,156	1,983	(17,462,889)	4,693,110
Contract owners’ equity:
Beginning of period	0	0	40,349,478	35,656,368

End of period	$5,156	$1,983	$22,886,589	$40,349,478

Change in units:
Beginning units	0	0	2,308,183	2,168,276

Units purchased	775	2,470	1,135,999	1,050,149
Units redeemed	0	(2,147)	(1,382,777)	(910,242)

Ending units	775	323	2,061,405	2,308,183

(c)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2008

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account D (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Target Equity/Income, and Bristol Growth

Dow Target 10 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Janus Adviser Series — Class S:  Large Cap Growth, Worldwide, Balanced, and International Growth

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust:  Growth and Income, Structured U.S. Equity, and Capital Growth

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate and Core Plus Fixed Income

Lazard Retirement Series, Inc.:  Emerging Markets Equity, U.S. Small Cap Equity, U.S. Strategic Equity, and International Equity

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc.:  Social Equity

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

The Prudential Series Fund Inc.:  Jennison and Jennison 20/20 Focus

UBS Series Trust — Class I:  U.S. Allocation

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value and Investors

Franklin Templeton Variable Insurance Products Trust — Class 2:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

Van Kampen Universal Institutional Funds — Class II:  International Growth Equity, and Capital Growth

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

Financial Investors Variable Insurance Trust — Class II:  Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation

The underlying mutual funds in which the subaccounts invests, other than The Dow® Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow® Target Variable Fund LLC is a non-diversified open-end management investment company. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC in which the Account invests. For these services, ONI received advisory fees, paid by Ohio National Fund, Inc., of approximately $14.5 million and $17.7 million for the years ended December 31, 2008 and 2007, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.

C. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2008. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

D. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

All other fees assessed on contracts, including surrender charges, annual contract fees and transfer fees, are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement
Advantage

Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Retirement
Advantage

Transfer Fee — per transfer
A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived)	$5

Sales Charge made from purchase payments	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant
7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for the product listed above.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers & Replacements

Effective April 8, 2005, funds of the Strong Variable Insurance Funds, Inc. were merged into the Wells Fargo Advantage Variable Trust Funds. The Strong Variable Insurance Funds, Inc. — Mid-Cap Growth II Fund was merged into the Wells Fargo Advantage Variable Trust Funds — Discovery Fund.

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Account adopted SFAS No. 157 effective January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Account’s financial position or results of operations.

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS No. 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations generally represent investments in privately-traded registered mutual funds only offered through insurance products.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

The following is a summary of the inputs used in valuing each of the Portfolio’s assets at fair value as of December 31, 2008:

	Level 1	Level 2	Level 3
Ohio National Fund Inc.:
Equity Subaccount	$—	$851,148	$—
Money Market Subaccount	—	2,780,297	—
Bond Subaccount	—	460,270	—
Omni Subaccount	—	526,134	—
International Subaccount	—	819,721	—
Capital Appreciation Subaccount	—	679,620	—
Millennium Subaccount	—	635,722	—
International Small-Mid Company Subaccount	—	530,651	—
Aggressive Growth Subaccount	—	189,077	—
Small Cap Growth Subaccount	—	95,974	—
Mid Cap Opportunity Subaccount	—	603,417	—
S&P 500 Index Subaccount	—	1,667,909	—
Strategic Value Subaccount	—	190,430	—
High Income Bond Subaccount	—	353,405	—
Capital Growth Subaccount	—	177,218	—
Nasdaq-100 Index Subaccount	—	140,662	—
Bristol Subaccount	—	27,801	—
Bryton Growth Subaccount	—	63,079	—
U.S. Equity Subaccount	—	8,354	—
Balanced Subaccount	—	16,440	—
Target Equity/Income Subaccount	—	49	—
Bristol Growth Subaccount	—	128	—
Dow Target 10 Portfolios:
First Quarter Subaccount	—	3,628	—
Second Quarter Subaccount	—	2,605	—
Third Quarter Subaccount	—	2,690	—
Fourth Quarter Subaccount	—	3,228	—
Dow Target 5 Portfolios:
First Quarter Subaccount	—	45	—
Second Quarter Subaccount	—	23	—
Third Quarter Subaccount	—	70	—
Fourth Quarter Subaccount	—	84	—
Janus Adviser Series — Class S:
Large Cap Growth Subaccount	—	363,027	—
Worldwide Subaccount	—	221,253	—
Balanced Subaccount	—	905,100	—
International Growth Subaccount	—	701,567	—

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	$—	$12,281	$—
Small/Mid Cap Value Subaccount	—	277	—
Discovery Subaccount	—	32,875	—
Goldman Sachs Variable Insurance Trust — Administrative Shares:
Growth and Income Subaccount	—	215,473	—
Structured U.S. Equity Subaccount	—	41,352	—
Capital Growth Subaccount	—	67,456	—
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount	—	522,508	—
Core Plus Fixed Income Subaccount	—	47,386	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	—	823,426	—
U.S. Small Cap Equity Subaccount	—	366,749	—
U.S. Strategic Equity Subaccount	—	18,191	—
International Equity Subaccount	—	20,869	—
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	—	1,076,671	—
VIP Contrafund Subaccount	—	1,316,875	—
VIP Growth Subaccount	—	271,728	—
VIP Equity-Income Subaccount	—	230,743	—
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	—	36,944	—
Investors Growth Stock Subaccount	—	141,335	—
Mid Cap Growth Subaccount	—	58,568	—
Total Return Subaccount	—	444,869	—
J.P. Morgan Series Trust II:
Small Company Subaccount	—	142,136	—
Mid Cap Value Subaccount	—	302,647	—
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	—	686,232	—
Total Return Subaccount	—	483,181	—
Global Bond Subaccount	—	375,068	—
Calvert Variable Series Inc.:
Social Equity Subaccount	—	54,081	—
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount	—	9,216	—

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Royce Capital Fund:
Small-Cap Subaccount	$—	$761,200	$—
Micro-Cap Subaccount	—	297,990	—
The Prudential Series Fund Inc.:
Jennison Subaccount	—	26,538	—
Jennison 20/20 Focus Subaccount	—	321,927	—
UBS Series Trust — Class I:
U.S. Allocation Subaccount	—	296	—
Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount	—	1,847	—
Investors Subaccount	—	13,818	—
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount	—	137,102	—
Franklin Flex Cap Growth Securities Subaccount	—	9,544	—
Franklin Income Securities Subaccount	—	392,283	—
Van Kampen Universal Institutional Funds — Class II:
International Growth Equity Subaccount	—	387	—
Capital Growth Subaccount	—	364	—
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	—	721	—
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	—	4,418	—
Ibbotson Income & Growth ETF Asset Allocation Subaccount	—	4,439	—
Ibbotson Balanced ETF Asset Allocation Subaccount	—	86,613	—
Ibbotson Growth ETF Asset Allocation Subaccount	—	5,156	—
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	—	1,983	—

Totals	$—	$22,886,589	$—

In May 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. generally accepted accounting principles. The Account adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Account’s current practices.

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2008	86,405	$9.850700	$851,148	1.35%	−55.42%	0.85%
2007	99,573	$22.097336	$2,200,294	1.35%	−7.15%	0.04%
2006	119,200	$23.799070	$2,836,855	1.35%	5.25%	0.00%
2005	137,802	$22.612057	$3,115,978	1.35%	4.70%	0.00%
2004	163,717	$21.597987	$3,535,959	1.35%	10.93%	0.05%
Money Market Subaccount
2008	198,847	$13.982070	$2,780,297	1.35%	0.41%	1.79%
2007	229,604	$13.924935	$3,197,222	1.35%	3.55%	4.81%
2006	125,710	$13.447731	$1,690,512	1.35%	3.38%	4.65%
2005	131,260	$13.008610	$1,707,508	1.35%	1.57%	2.97%
2004	97,121	$12.807711	$1,243,896	1.35%	−0.34%	0.99%
Bond Subaccount
2008	29,018	$15.861514	$460,270	1.35%	−12.63%	0.00%
2007	32,231	$18.155275	$585,164	1.35%	2.33%	0.00%
2006	30,295	$17.742171	$537,506	1.35%	3.05%	3.86%
2005	28,735	$17.216408	$494,715	1.35%	−0.92%	3.51%
2004	38,854	$17.375575	$675,103	1.35%	4.47%	0.00%
Omni Subaccount
2008	47,753	$11.017749	$526,134	1.35%	−32.38%	2.28%
2007	51,612	$16.292528	$840,894	1.35%	5.56%	1.69%
2006	56,717	$15.434951	$875,426	1.35%	11.81%	1.33%
2005	58,780	$13.804516	$811,431	1.35%	8.03%	0.96%
2004	105,359	$12.778232	$1,346,306	1.35%	5.69%	1.40%
International Subaccount
2008	85,064	$9.636573	$819,721	1.35%	−46.80%	0.00%
2007	97,220	$18.113669	$1,761,015	1.35%	7.98%	0.00%
2006	96,649	$16.775123	$1,621,300	1.35%	17.64%	0.16%
2005	96,914	$14.259394	$1,381,932	1.35%	7.94%	0.04%
2004	117,465	$13.209970	$1,551,706	1.35%	11.47%	0.00%
Capital Appreciation Subaccount
2008	34,903	$19.471708	$679,620	1.35%	−39.82%	0.65%
2007	40,575	$32.357252	$1,312,880	1.35%	2.43%	0.47%
2006	39,212	$31.588652	$1,238,665	1.35%	14.83%	0.40%
2005	51,407	$27.509920	$1,414,214	1.35%	3.87%	0.45%
2004	77,484	$26.485361	$2,052,197	1.35%	11.00%	0.41%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount
2008	34,747	$18.295777	$635,722	1.35%	−43.31%	0.00%
2007	43,682	$32.272563	$1,409,724	1.35%	24.34%	0.00%
2006	46,632	$25.954905	$1,210,320	1.35%	5.95%	0.00%
2005	61,317	$24.497255	$1,502,097	1.35%	−1.33%	0.00%
2004	89,408	$24.826960	$2,219,724	1.35%	9.45%	0.00%
International Small-Mid Company Subaccount
2008	29,833	$17.787180	$530,651	1.35%	−51.95%	0.00%
2007	35,997	$37.020753	$1,332,618	1.35%	15.90%	0.00%
2006	35,636	$31.940771	$1,138,226	1.35%	24.67%	0.13%
2005	30,976	$25.620323	$793,617	1.35%	27.28%	0.53%
2004	26,983	$20.128608	$543,133	1.35%	19.26%	1.11%
Aggressive Growth Subaccount
2008	30,967	$6.105802	$189,077	1.35%	−44.43%	0.00%
2007	41,723	$10.987704	$458,444	1.35%	27.82%	0.00%
2006	37,755	$8.596389	$324,559	1.35%	4.37%	0.00%
2005	43,367	$8.236272	$357,183	1.35%	11.78%	0.02%
2004	75,111	$7.368530	$553,458	1.35%	7.50%	0.00%
Small Cap Growth Subaccount
2008	11,265	$8.519532	$95,974	1.35%	−48.39%	0.00%
2007	17,296	$16.507164	$285,515	1.35%	13.09%	0.00%
2006	17,514	$14.596486	$255,648	1.35%	23.93%	0.00%
2005	20,035	$11.777572	$235,959	1.35%	5.07%	0.00%
2004	32,381	$11.209752	$362,979	1.35%	9.96%	0.00%
Mid Cap Opportunity Subaccount
2008	43,739	$13.795914	$603,417	1.35%	−51.94%	0.00%
2007	58,859	$28.706840	$1,689,658	1.35%	16.28%	0.00%
2006	62,753	$24.686706	$1,549,174	1.35%	8.19%	0.00%
2005	71,529	$22.817404	$1,632,110	1.35%	8.52%	0.00%
2004	100,292	$21.025847	$2,108,731	1.35%	12.04%	0.00%
S&P 500 Index Subaccount
2008	134,333	$12.416196	$1,667,909	1.35%	−38.14%	1.63%
2007	156,345	$20.071469	$3,138,080	1.35%	3.66%	1.32%
2006	164,844	$19.363718	$3,191,990	1.35%	13.77%	1.12%
2005	175,266	$17.020568	$2,983,122	1.35%	3.08%	0.85%
2004	236,654	$16.512291	$3,907,707	1.35%	8.83%	1.19%
Strategic Value Subaccount
2008	24,040	$7.921267	$190,430	1.35%	−29.23%	4.98%
2007	20,682	$11.192265	$231,481	1.35%	−9.96%	1.14%
2006	18,587	$12.430062	$231,035	1.35%	14.80%	1.15%
2005	13,814	$10.827162	$149,562	1.35%	3.34%	0.80%
2004	18,235	$10.476751	$191,040	1.35%	8.14%	1.55%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount
2008	32,320	$10.934520	$353,405	1.35%	−26.31%	0.00%
2007	44,516	$14.838226	$660,541	1.35%	2.14%	0.00%
2006	39,430	$14.526893	$572,802	1.35%	8.67%	0.00%
2005	30,240	$13.368254	$404,261	1.35%	1.62%	4.68%
2004	28,689	$13.154607	$377,390	1.35%	9.19%	0.42%
Capital Growth Subaccount
2008	26,307	$6.736599	$177,218	1.35%	−37.21%	0.00%
2007	23,809	$10.729142	$255,449	1.35%	9.74%	0.00%
2006	21,897	$9.776712	$214,076	1.35%	18.53%	0.00%
2005	26,840	$8.248380	$221,391	1.35%	1.25%	0.00%
2004	34,574	$8.146152	$281,644	1.35%	18.11%	0.00%
Nasdaq-100 Index Subaccount
2008	50,816	$2.768087	$140,662	1.35%	−42.76%	0.00%
2007	54,018	$4.835542	$261,207	1.35%	17.00%	0.00%
2006	59,086	$4.133066	$244,206	1.35%	5.19%	0.00%
2005	57,491	$3.929240	$225,896	1.35%	0.09%	0.00%
2004	61,454	$3.925776	$241,255	1.35%	8.53%	0.00%
Bristol Subaccount
2008	3,201	$8.684005	$27,801	1.35%	−41.34%	0.97%
2007	2,903	$14.804220	$42,971	1.35%	6.31%	0.59%
2006	2,305	$13.925418	$32,094	1.35%	14.87%	0.40%
2005	1,741	$12.122350	$21,105	1.35%	10.54%	0.00%
2004	1,506	$10.966446	$16,518	1.35%	7.17%	0.00%
Bryton Growth Subaccount
2008	8,501	$7.420061	$63,079	1.35%	−40.35%	0.00%
2007	5,221	$12.438323	$64,935	1.35%	8.42%	0.00%
2006	4,447	$11.472253	$51,019	1.35%	15.19%	0.00%
2005	3,733	$9.959566	$37,183	1.35%	2.92%	0.02%
2004	3,574	$9.677044	$34,584	1.35%	6.07%	0.00%
U.S. Equity Subaccount
2008	1,191	$7.013123	$8,354	1.35%	−48.67%	1.19%
2007	828	$13.663744	$11,311	1.35%	11.65%	0.61%
2006	190	$12.237501	$2,325	1.35%	6.49%	1.09%
2005	3	$11.491312	$34	1.35%	14.91%	0.00%	5/2/05
Balanced Subaccount
2008	1,725	$9.529674	$16,440	1.35%	−27.92%	0.00%
2007	1,013	$13.220257	$13,393	1.35%	10.80%	0.00%
2006	610	$11.932071	$7,275	1.35%	11.62%	2.70%
2005	23	$10.689691	$243	1.35%	6.90%	1.03%	5/2/05
Income Opportunity Subaccount
2007	1,388	$11.666501	$16,191	1.35%	6.88%	0.00%
2006	1,010	$10.915968	$11,023	1.35%	2.77%	0.00%
2005	1,172	$10.621566	$12,451	1.35%	6.22%	0.00%	5/2/05

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target Equity/Income Subaccount
2008	9	$5.299248	$49	1.35%	−47.01%	0.38%	5/1/08
Bristol Growth Subaccount
2008	22	$5.897679	$128	1.35%	−41.02%	0.00%	5/1/08
Dow Target 10 Portfolios:
First Quarter Subaccount
2008	467	$7.769954	$3,628	1.35%	−38.27%	0.00%
2007	458	$12.587705	$5,769	1.35%	−0.74%	0.00%
2006	412	$12.681753	$5,224	1.35%	27.15%	8.11%
2005	343	$9.973849	$3,418	1.35%	−7.47%	0.00%
2004	961	$10.779241	$10,355	1.35%	1.83%	0.00%
Second Quarter Subaccount
2008	309	$8.416550	$2,605	1.35%	−47.05%	0.00%
2007	327	$15.893936	$5,197	1.35%	3.66%	0.00%
2006	256	$15.332063	$3,926	1.35%	27.92%	7.10%
2005	197	$11.986133	$2,356	1.35%	−3.91%	0.00%
2004	972	$12.473413	$12,126	1.35%	0.57%	0.00%
Third Quarter Subaccount
2008	299	$9.012703	$2,690	1.35%	−41.35%	0.00%
2007	296	$15.366120	$4,551	1.35%	4.12%	0.00%
2006	244	$14.758489	$3,604	1.35%	26.26%	6.63%
2005	184	$11.689326	$2,147	1.35%	−6.68%	0.00%
2004	565	$12.525918	$7,071	1.35%	1.96%	0.00%
Fourth Quarter Subaccount
2008	325	$9.945108	$3,228	1.35%	−35.87%	0.00%
2007	307	$15.507834	$4,756	1.35%	2.17%	0.00%
2006	258	$15.178017	$3,910	1.35%	25.72%	7.91%
2005	158	$12.072991	$1,908	1.35%	−5.77%	0.00%
2004	500	$12.812486	$6,409	1.35%	−0.21%	0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2008	5	$8.203557	$45	1.35%	−49.10%	0.00%
2007	117	$16.116778	$1,887	1.35%	1.53%	0.00%
2006	90	$15.873191	$1,431	1.35%	38.96%	4.46%
2005	92	$11.422589	$1,047	1.35%	−3.50%	0.00%
2004	110	$11.836643	$1,297	1.35%	9.21%	0.00%
Second Quarter Subaccount
2008	3	$8.702629	$23	1.35%	−49.93%	0.00%
2007	124	$17.382279	$2,163	1.35%	3.45%	0.00%
2006	90	$16.803134	$1,511	1.35%	36.04%	4.58%
2005	89	$12.351928	$1,105	1.35%	−4.38%	0.00%
2004	103	$12.917878	$1,325	1.35%	9.48%	0.00%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Third Quarter Subaccount
2008	11	$6.357424	$70	1.35%	−52.69%	0.00%
2007	164	$13.436510	$2,206	1.35%	7.43%	0.00%
2006	117	$12.506687	$1,466	1.35%	34.56%	4.44%
2005	117	$9.294294	$1,091	1.35%	−20.25%	0.00%
2004	122	$11.654989	$1,420	1.35%	6.43%	0.00%
Fourth Quarter Subaccount
2008	8	$10.509502	$84	1.35%	−42.03%	0.00%
2007	98	$18.128387	$1,785	1.35%	5.53%	0.00%
2006	127	$17.178007	$2,187	1.35%	36.49%	6.12%
2005	90	$12.585200	$1,134	1.35%	−13.66%	0.00%
2004	99	$14.576759	$1,437	1.35%	5.13%	0.00%
Janus Adviser Series — Class S:
Large Cap Growth Subaccount
2008	67,061	$5.413376	$363,027	1.35%	−40.39%	0.49%
2007	87,937	$9.081942	$798,638	1.35%	12.29%	0.23%
2006	92,040	$8.088000	$744,423	1.35%	8.59%	0.01%
2005	85,625	$7.448164	$637,747	1.35%	2.58%	0.00%
2004	97,500	$7.260655	$707,915	1.35%	3.10%	0.00%
Worldwide Subaccount
2008	39,451	$5.608361	$221,253	1.35%	−45.44%	0.59%
2007	48,042	$10.279587	$493,851	1.35%	7.46%	0.17%
2006	57,039	$9.566025	$545,640	1.35%	15.38%	1.96%
2005	65,860	$8.290950	$546,043	1.35%	4.66%	0.78%
2004	80,973	$7.921814	$641,452	1.35%	3.33%	0.39%
Balanced Subaccount
2008	77,570	$11.668155	$905,100	1.35%	−15.95%	2.01%
2007	97,075	$13.883097	$1,347,707	1.35%	8.38%	2.02%
2006	91,807	$12.809916	$1,176,044	1.35%	8.93%	1.49%
2005	96,811	$11.759885	$1,138,482	1.35%	6.24%	1.50%
2004	115,525	$11.069611	$1,278,817	1.35%	6.97%	1.68%
International Growth Subaccount
2008	45,111	$15.552183	$701,567	1.35%	−49.70%	0.01%
2007	49,647	$30.918579	$1,535,028	1.35%	24.45%	1.31%
2006	36,612	$24.843224	$909,559	1.35%	42.71%	1.06%
2005	16,039	$17.408378	$279,216	1.35%	29.98%	1.08%
2004	3,241	$13.393020	$43,413	1.35%	18.25%	1.65%
Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2008	1,321	$9.299942	$12,281	1.35%	−40.90%	2.00%
2007	2,297	$15.735779	$36,142	1.35%	5.20%	0.23%
2006	19,785	$14.957853	$295,940	1.35%	10.73%	0.00%
2005	22,078	$13.508639	$298,240	1.35%	6.45%	0.00%
2004	21,788	$12.689902	$276,482	1.35%	16.64%	0.00%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount
2008	29	$9.426222	$277	1.35%	−45.29%	0.00%
2007	29	$17.229915	$506	1.35%	−2.05%	0.02%
2006	29	$17.590221	$517	1.35%	14.18%	0.00%
2004	410	$13.401021	$5,496	1.35%	15.21%	0.00%
Discovery Subaccount
2008	5,706	$5.761918	$32,875	1.35%	−45.10%	0.00%
2007	10,237	$10.495659	$107,443	1.35%	20.69%	0.00%
2006	27,206	$8.696666	$236,600	1.35%	13.12%	0.00%
2005	26,623	$7.687928	$204,672	1.35%	14.71%	0.00%	4/8/05
Strong Variable Insurance Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004	37,974	$7.108847	$269,951	1.35%	17.56%	0.00%
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2008	24,160	$8.918706	$215,473	1.35%	−35.40%	2.11%
2007	27,134	$13.805580	$374,605	1.35%	0.13%	1.88%
2006	23,462	$13.787026	$323,468	1.35%	21.00%	1.78%
2005	23,529	$11.394024	$268,088	1.35%	2.55%	1.86%
2004	17,151	$11.110873	$190,566	1.35%	17.21%	1.76%
Structured U.S. Equity Subaccount
2008	6,198	$6.671528	$41,352	1.35%	−37.84%	1.59%
2007	7,302	$10.733343	$78,374	1.35%	−2.95%	0.58%
2006	14,273	$11.059061	$157,847	1.35%	11.39%	1.11%
2005	13,350	$9.928137	$132,538	1.35%	5.10%	0.84%
2004	9,874	$9.446706	$93,279	1.35%	13.41%	1.36%
Capital Growth Subaccount
2008	11,820	$5.706846	$67,456	1.35%	−42.54%	0.12%
2007	13,315	$9.931053	$132,231	1.35%	8.66%	0.19%
2006	10,966	$9.139861	$100,232	1.35%	7.12%	0.13%
2005	10,717	$8.532568	$91,442	1.35%	1.57%	0.12%
2004	21,515	$8.400330	$180,731	1.35%	7.63%	0.79%
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2008	26,438	$19.763869	$522,508	1.35%	−38.73%	3.46%
2007	25,998	$32.255549	$838,584	1.35%	−18.18%	1.12%
2006	27,066	$39.423598	$1,067,027	1.35%	36.21%	1.10%
2005	18,414	$28.942607	$532,936	1.35%	15.50%	1.15%
2004	11,818	$25.059133	$296,151	1.35%	34.57%	1.85%
Core Plus Fixed Income Subaccount
2008	4,714	$10.052384	$47,386	1.35%	−11.40%	4.54%
2007	2,509	$11.346357	$28,468	1.35%	4.04%	4.26%
2006	3,744	$10.905659	$40,826	1.35%	2.35%	4.20%
2005	3,455	$10.654934	$36,811	1.35%	2.83%	3.45%
2004	222	$10.361744	$2,300	1.35%	2.97%	3.72%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2008	44,234	$18.615391	$823,426	1.35%	−49.41%	2.31%
2007	48,511	$36.795957	$1,785,002	1.35%	31.52%	1.20%
2006	48,160	$27.977469	$1,347,400	1.35%	28.22%	0.54%
2005	37,299	$21.819812	$813,865	1.35%	38.91%	0.33%
2004	21,433	$15.708095	$336,664	1.35%	28.84%	0.67%
U.S. Small Cap Equity Subaccount
2008	29,625	$12.379847	$366,749	1.35%	−37.32%	0.00%
2007	38,395	$19.752091	$758,380	1.35%	−8.44%	0.00%
2006	39,689	$21.573418	$856,220	1.35%	14.53%	0.00%
2005	37,087	$18.837101	$698,618	1.35%	2.61%	0.00%
2004	36,028	$18.357319	$661,376	1.35%	13.35%	0.00%
U.S. Strategic Equity Subaccount
2008	2,375	$7.660433	$18,191	1.35%	−36.15%	1.19%
2007	935	$11.997707	$11,217	1.35%	−2.28%	1.59%
2006	480	$12.277824	$5,898	1.35%	15.92%	0.63%
2005	53	$10.591416	$561	1.35%	5.91%	0.30%	5/2/05
International Equity Subaccount
2008	2,224	$9.384928	$20,869	1.35%	−37.86%	1.01%
2007	2,813	$15.102708	$42,490	1.35%	9.30%	2.64%
2006	3,156	$13.817475	$43,611	1.35%	20.90%	1.05%
2005	1,105	$11.428665	$12,632	1.35%	14.29%	0.03%	5/2/05
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2008	77,773	$13.843768	$1,076,671	1.35%	−40.41%	0.25%
2007	96,115	$23.233514	$2,233,095	1.35%	13.79%	0.48%
2006	91,242	$20.417224	$1,862,904	1.35%	10.91%	0.16%
2005	83,058	$18.408868	$1,528,998	1.35%	16.45%	0.00%
2004	79,390	$15.808563	$1,255,048	1.35%	22.99%	0.00%
VIP Contrafund Subaccount
2008	155,665	$8.459678	$1,316,875	1.35%	−43.46%	0.78%
2007	164,046	$14.961716	$2,454,406	1.35%	15.73%	0.80%
2006	151,318	$12.927895	$1,956,223	1.35%	9.95%	1.03%
2005	112,101	$11.757816	$1,318,058	1.35%	15.10%	0.10%
2004	71,449	$10.215506	$729,884	1.35%	13.62%	0.15%
VIP Growth Subaccount
2008	60,931	$4.459624	$271,728	1.35%	−48.01%	0.60%
2007	60,464	$8.578442	$518,686	1.35%	24.96%	0.37%
2006	57,664	$6.864747	$395,850	1.35%	5.16%	0.17%
2005	66,515	$6.528123	$434,217	1.35%	4.10%	0.26%
2004	67,649	$6.270947	$424,222	1.35%	1.74%	0.12%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2008	27,143	$8.500972	$230,743	1.35%	−43.58%	2.18%
2007	32,721	$15.066691	$492,997	1.35%	−0.08%	1.98%
2006	27,065	$15.079342	$408,116	1.35%	18.34%	3.20%
2005	18,041	$12.742826	$229,889	1.35%	4.17%	1.32%
2004	13,999	$12.232939	$171,251	1.35%	9.75%	0.94%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2008	4,957	$7.452877	$36,944	1.35%	−40.33%	0.00%
2007	7,978	$12.489952	$99,650	1.35%	0.88%	0.00%
2006	5,837	$12.380841	$72,268	1.35%	11.43%	0.00%
2005	6,632	$11.110902	$73,693	1.35%	3.64%	0.00%
2004	8,114	$10.721077	$86,993	1.35%	4.79%	0.00%
Investors Growth Stock Subaccount
2008	19,182	$7.367952	$141,335	1.35%	−37.82%	0.28%
2007	20,701	$11.849977	$245,309	1.35%	9.54%	0.08%
2006	19,841	$10.818153	$214,641	1.35%	5.88%	0.00%
2005	20,164	$10.217477	$206,022	1.35%	2.84%	0.14%
2004	20,339	$9.935102	$202,065	1.35%	7.53%	0.00%
Mid Cap Growth Subaccount
2008	11,759	$4.980675	$58,568	1.35%	−52.24%	0.00%
2007	10,895	$10.428974	$113,628	1.35%	8.04%	0.00%
2006	10,524	$9.652639	$101,580	1.35%	0.94%	0.00%
2005	10,191	$9.562964	$97,455	1.35%	1.49%	0.00%
2004	10,292	$9.422469	$96,972	1.35%	12.85%	0.00%
Total Return Subaccount
2008	42,280	$10.521971	$444,869	1.35%	−23.36%	2.95%
2007	54,670	$13.729010	$750,561	1.35%	2.54%	2.32%
2006	62,425	$13.388479	$835,775	1.35%	10.14%	2.15%
2005	65,628	$12.155790	$797,757	1.35%	1.23%	1.86%
2004	57,107	$12.007500	$685,711	1.35%	9.54%	1.47%
J.P. Morgan Series Trust II:
Small Company Subaccount
2008	13,511	$10.520263	$142,136	1.35%	−32.90%	0.19%
2007	12,477	$15.677503	$195,612	1.35%	−6.93%	0.01%
2006	12,806	$16.845403	$215,715	1.35%	13.48%	0.00%
2005	13,089	$14.844595	$194,307	1.35%	2.04%	0.00%
2004	9,281	$14.547478	$135,019	1.35%	25.47%	0.00%
Mid Cap Value Subaccount
2008	21,965	$13.778412	$302,647	1.35%	−34.10%	1.15%
2007	24,387	$20.908472	$509,900	1.35%	1.08%	0.87%
2006	23,825	$20.684794	$492,808	1.35%	15.29%	0.57%
2005	19,495	$17.941830	$349,769	1.35%	7.76%	0.17%
2004	16,390	$16.649549	$272,893	1.35%	19.44%	0.30%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2008	57,163	$12.004927	$686,232	1.35%	−8.28%	3.52%
2007	65,956	$13.088104	$863,233	1.35%	9.19%	4.67%
2006	59,675	$11.986899	$715,316	1.35%	−0.62%	4.26%
2005	47,758	$12.062047	$576,059	1.35%	0.74%	2.86%
2004	32,593	$11.973265	$390,244	1.35%	7.46%	1.08%
Total Return Subaccount
2008	38,149	$12.665667	$483,181	1.35%	3.41%	4.45%
2007	38,871	$12.248006	$476,093	1.35%	7.31%	4.81%
2006	26,369	$11.414176	$300,983	1.35%	2.47%	4.44%
2005	18,774	$11.138820	$209,125	1.35%	1.09%	3.52%
2004	13,908	$11.018470	$153,245	1.35%	3.49%	1.90%
Global Bond Subaccount
2008	28,902	$12.977310	$375,068	1.35%	−2.16%	3.42%
2007	14,121	$13.264251	$187,308	1.35%	8.28%	3.29%
2006	10,866	$12.250266	$133,114	1.35%	3.26%	3.30%
2005	10,253	$11.863540	$121,637	1.35%	−7.86%	2.50%
2004	15,730	$12.876036	$202,543	1.35%	9.13%	1.86%
Calvert Variable Series, Inc.:
Social Equity Subaccount
2008	10,099	$5.355228	$54,081	1.35%	−36.65%	0.00%
2007	11,516	$8.453747	$97,350	1.35%	8.52%	0.00%
2006	11,095	$7.790275	$86,434	1.35%	8.59%	0.00%
2005	12,587	$7.173738	$90,299	1.35%	3.16%	0.00%
2004	15,497	$6.954328	$107,770	1.35%	5.73%	0.08%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2008	885	$10.412627	$9,216	1.35%	−30.66%	1.43%
2007	1,855	$15.017166	$27,860	1.35%	5.42%	1.53%
2006	2,426	$14.244957	$34,557	1.35%	14.66%	1.13%
2005	1,886	$12.423218	$23,426	1.35%	2.73%	0.00%
2004	365	$12.092543	$4,412	1.35%	3.40%	1.77%
Royce Capital Fund:
Small-Cap Subaccount
2008	52,198	$14.582932	$761,200	1.35%	−28.15%	0.63%
2007	53,523	$20.297399	$1,086,388	1.35%	−3.45%	0.05%
2006	51,615	$21.022206	$1,085,055	1.35%	14.03%	0.07%
2005	38,922	$18.435252	$717,533	1.35%	7.12%	0.01%
2004	20,713	$17.210209	$356,473	1.35%	23.28%	0.00%
Micro-Cap Subaccount
2008	23,912	$12.461738	$297,990	1.35%	−44.03%	2.71%
2007	22,078	$22.264905	$491,568	1.35%	2.59%	1.58%
2006	18,221	$21.703853	$395,469	1.35%	19.46%	0.20%
2005	15,176	$18.167951	$275,709	1.35%	10.13%	0.52%
2004	18,662	$16.497173	$307,875	1.35%	12.33%	0.00%

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.:
Jennison Subaccount
2008	2,992	$8.868672	$26,538	1.35%	−38.39%	0.07%
2007	2,512	$14.395132	$36,155	1.35%	10.06%	0.00%
2006	1,580	$13.079226	$20,666	1.35%	0.02%	0.00%
2005	647	$13.076686	$8,461	1.35%	12.51%	0.00%
2004	5	$11.622710	$53	1.35%	7.76%	0.00%
Jennison 20/20 Focus Subaccount
2008	29,464	$10.926300	$321,927	1.35%	−40.21%	0.00%
2007	21,812	$18.274616	$398,610	1.35%	8.64%	0.14%
2006	9,871	$16.820619	$166,042	1.35%	12.10%	0.00%
2005	2,599	$15.004910	$39,001	1.35%	19.65%	0.00%
2004	1,441	$12.540687	$18,071	1.35%	13.84%	0.00%
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2007	888	$16.813825	$14,932	1.35%	31.55%	0.00%
2006	1,248	$12.781382	$15,956	1.35%	3.31%	0.00%
2005	1,618	$12.371361	$20,013	1.35%	8.45%	0.00%
2004	618	$11.406981	$7,054	1.35%	5.00%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008	34	$8.770009	$296	1.35%	−36.20%	2.70%
2007	34	$13.745910	$465	1.35%	0.54%	3.65%
2006	138	$13.672736	$1,882	1.35%	9.52%	3.16%
2005	276	$12.484202	$3,445	1.35%	5.18%	1.02%
2004	33	$11.868970	$388	1.35%	8.90%	0.16%
Legg Mason Partners Variable Equity Trust — Class I (note 4):
All Cap Subaccount
2006	98	$12.745589	$1,247	1.35%	16.54%	2.35%
2005	11	$10.936375	$124	1.35%	9.36%	6.61%	5/2/05
Fundamental Value Subaccount
2008	232	$7.964016	$1,847	1.35%	−37.43%	0.53%
2007	1,495	$12.727208	$19,022	1.35%	−4.90%	6.09%	4/27/07
Investors Subaccount
2008	1,653	$8.360910	$13,818	1.35%	−36.48%	1.19%
2007	1,957	$13.163471	$25,760	1.35%	2.51%	4.46%
2006	91	$12.841225	$1,170	1.35%	16.69%	0.00%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2008	15,266	$8.980675	$137,102	1.35%	−41.18%	2.35%
2007	18,299	$15.266948	$279,377	1.35%	13.91%	1.94%
2006	8,065	$13.402507	$108,091	1.35%	19.83%	1.16%
2005	4,710	$11.184401	$52,680	1.35%	11.84%	0.00%	5/2/05

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Growth Securities Subaccount
2008	1,146	$8.324684	$9,544	1.35%	−36.18%	0.11%
2007	403	$13.043629	$5,256	1.35%	12.79%	0.10%
2006	82	$11.564389	$949	1.35%	3.81%	0.01%
2005	4	$11.140421	$45	1.35%	11.40%	0.55%	5/2/05
Franklin Income Securities Subaccount
2008	45,645	$8.594208	$392,283	1.35%	−30.60%	5.72%
2007	45,247	$12.382981	$560,290	1.35%	2.37%	3.39%
2006	26,702	$12.096625	$323,010	1.35%	16.67%	3.08%
2005	6,367	$10.368262	$66,013	1.35%	3.68%	0.00%	5/2/05
Van Kampen Universal Institutional Funds — Class II:
International Growth Equity Subaccount
2008	76	$5.054973	$387	1.35%	−49.45%	0.00%	5/1/08
Capital Growth Subaccount
2008	71	$5.114720	$364	1.35%	−48.85%	0.00%	5/1/08
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2008	133	$5.426586	$721	1.35%	−45.73%	0.00%	5/1/08
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2008	473	$9.335733	$4,418	1.35%	−6.64%	0.00%	5/1/08
Ibbotson Income & Growth ETF Asset Allocation Subaccount
2008	531	$8.364270	$4,439	1.35%	−16.36%	0.00%	5/1/08
Ibbotson Balanced ETF Asset Allocation Subaccount
2008	11,647	$7.436741	$86,613	1.35%	−25.63%	0.01%	5/1/08
Ibbotson Growth ETF Asset Allocation Subaccount
2008	775	$6.655941	$5,156	1.35%	−33.44%	0.01%	5/1/08
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
2008	323	$6.136491	$1,983	1.35%	−38.64%	0.00%	5/1/08

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

(7)	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales

Ohio National Fund Inc.:
Equity Subaccount	$268,504	$(503,222)
Money Market Subaccount	7,020,574	(7,437,487)
Bond Subaccount	103,679	(168,046)
Omni Subaccount	81,990	(129,023)
International Subaccount	111,968	(306,435)
Capital Appreciation Subaccount	164,611	(341,744)
Millennium Subaccount	103,528	(369,960)
International Small-Mid Company Subaccount	187,752	(400,473)
Aggressive Growth Subaccount	48,548	(149,606)
Small Cap Growth Subaccount	32,590	(117,016)
Mid Cap Opportunity Subaccount	184,042	(550,187)
S&P 500 Index Subaccount	386,751	(802,279)
Strategic Value Subaccount	96,710	(52,251)
High Income Bond Subaccount	176,738	(366,348)
Capital Growth Subaccount	60,300	(41,150)
Nasdaq-100 Index Subaccount	47,465	(64,023)
Bristol Subaccount	11,301	(8,671)
Bryton Growth Subaccount	37,923	(4,052)
U.S. Equity Subaccount	5,094	(1,205)
Balanced Subaccount	62,190	(53,639)
Income Opportunity Subaccount	1,062	(13,890)
Target Equity/Income Subaccount	61	(2)
Bristol Growth Subaccount	149	(4)
Dow Target 10 Portfolios:
First Quarter Subaccount	8,310	(6,895)
Second Quarter Subaccount	587	(952)
Third Quarter Subaccount	867	(919)
Fourth Quarter Subaccount	581	(609)
Dow Target 5 Portfolios:
First Quarter Subaccount	49	(1,728)
Second Quarter Subaccount	0	(1,909)
Third Quarter Subaccount	48	(1,902)
Fourth Quarter Subaccount	0	(1,509)
Janus Adviser Series – Class S:
Large Cap Growth Subaccount	96,373	(267,535)
Worldwide Subaccount	39,910	(125,101)
Balanced Subaccount	247,861	(469,325)
International Growth Subaccount	763,213	(804,809)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	7,200	(10,663)
Small/Mid Cap Value Subaccount	91	(6)
Discovery Subaccount	0	(28,743)

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Goldman Sachs Variable Insurance Trust – Institutional Shares:
Growth and Income Subaccount	$102,031	$(149,844)
Structured U.S. Equity Subaccount	11,631	(22,298)
Capital Growth Subaccount	23,484	(33,643)
Van Kampen Universal Institutional Funds – Class I:
U.S. Real Estate Subaccount	561,978	(259,442)
Core Plus Fixed Income Subaccount	26,751	(2,369)
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	412,032	(493,056)
U.S. Small Cap Equity Subaccount	88,798	(252,935)
U.S. Strategic Equity Subaccount	17,736	(3,846)
International Equity Subaccount	10,523	(14,643)
Fidelity Variable Insurance Products Fund – Service Class 2:
VIP Mid Cap Subaccount	787,824	(885,536)
VIP Contrafund Subaccount	962,884	(1,039,211)
VIP Growth Subaccount	139,573	(138,845)
VIP Equity-Income Subaccount	143,136	(222,514)
MFS Variable Insurance Trust – Service Class:
New Discovery Subaccount	33,031	(44,735)
Investors Growth Stock Subaccount	28,581	(47,666)
Mid Cap Growth Subaccount	27,682	(9,641)
Total Return Subaccount	164,685	(275,497)
J.P. Morgan Series Trust II:
Small Company Subaccount	68,876	(39,289)
Mid Cap Value Subaccount	244,148	(282,223)
PIMCO Variable Insurance Trust – Administrative Shares:
Real Return Subaccount	385,496	(471,303)
Total Return Subaccount	432,715	(411,908)
Global Bond Subaccount	401,040	(186,628)
Calvert Variable Series Inc.:
Social Equity Subaccount	9,578	(16,651)
Dreyfus Variable Investment Fund – Service Shares:
Appreciation Subaccount	3,764	(15,578)
Royce Capital Fund:
Small-Cap Subaccount	381,357	(346,940)
Micro-Cap Subaccount	317,668	(232,302)
The Prudential Series Fund Inc.:
Jennison Subaccount	8,851	(3,914)
Jennison 20/20 Focus Subaccount	510,894	(401,123)
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount	0	(13,019)
UBS Series Trust – Class I:
U.S. Allocation Subaccount	10	(6)
Legg Mason Partners Variable Equity Trust – Class I:
Fundamental Value Subaccount	4,786	(18,362)
Investors Subaccount	16,471	(18,929)

(continued)

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Franklin Templeton Variable Insurance Products Trust – Class 2:
Templeton Foreign Securities Subaccount	$155,181	$(159,379)
Franklin Flex Cap Growth Securities Subaccount	8,679	(795)
Franklin Income Securities Subaccount	431,004	(395,956)
Van Kampen Universal Institutional Funds – Class II:
International Growth Equity Subaccount	441	(1)
Capital Growth Subaccount	441	(1)
Neuberger Berman Advisers Management Trust – S Class:
AMT Regency Subaccount	600	(1)
Financial Investors Variable Insurance Trust – Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	4,176	(10)
Ibbotson Income & Growth ETF Asset Allocation Subaccount	4,176	(9)
Ibbotson Balanced ETF Asset Allocation Subaccount	164,437	(51,774)
Ibbotson Growth ETF Asset Allocation Subaccount	6,262	(21)
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	19,670	(14,390)

Totals	$17,481,701	$(20,579,551)

Ohio National Variable Account D

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
  and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 18, 2009

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Ohio National Variable Account D Post Office Box 371 Cincinnati, Ohio 45201 Form 1326 Rev. 2-09